As filed with the SEC on April 27, 2018

Registration No. 333-130942

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

640 Fifth Ave

New York, New York  10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York  10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2018, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Freedom Lifetime Income

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life", the "Company", "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the Investment Options (the "FundsManager Investment Options") each invests in a single Fidelity VIP FundsManager® Portfolio. The Fidelity VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio"). The remaining Investment Option invests solely in the Fidelity VIP Government Money Market Portfolio ("Government Money Market Fund").

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Collectively, the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and the Fidelity VIP Government Money Market Fund are known as "the Funds."

Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds and Fidelity VIP FundsManager® Portfolios is FMR Co., Inc., an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Government Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2018. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 20.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectus for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2018

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	2
The Variable Account	2
Financial Statements	3
The Funds	3
The Investment Advisers	4
Facts About the Contract
Purchase of a Contract	4
Free Look Privilege	5
Investment Allocation of Your Purchase Payment	5
Exchanges	5
Charges	7
Annuity Income Dates	8
Signature Guarantee or Customer Authentication	8
Death Benefit	8
Annuity Income	8
Benchmark Rate of Return	9
Comparing Withdrawal Period to Guarantee Period	9
Frequency of Annuity Income Dates	10
Choosing Your Annuity Income Option	10
Annuity Income Options Without a Withdrawal Period	10
Guarantee Period	10
Annuity Income Options With a Withdrawal Period	11
Withdrawal Provisions	11
Reports	13
More About the Contract
Tax Considerations	13
Other Contract Provisions	16
Selling the Contracts	18
Postponement of Benefits	18
More About the Variable Account and the Funds
Changes in Investment Options	18
Total Return for an Investment Option	19
Voting Rights	19
Litigation	19
Table of Contents of the Statement of Additional Information	20

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Glossary

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio and Government Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

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Summary of the Contract

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract). You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Government Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one investment option at any time.

There are nine Investment Options: Lifetime Income® I Fund; Lifetime Income® II Fund; Lifetime Income® III Fund; FundsManager® 20% Portfolio; FundsManager® 50% Portfolio; FundsManager® 60% Portfolio; FundsManager® 70% Portfolio; and FundsManager® 85% Portfolio; and Government Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the Government Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Government Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page 5. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and EFILI and should be retained.

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Fee Table

The following tables describe the fees and expenses that you will pay while owning the Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or make Exchanges between Investment Options. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

Contract Owner Transaction Expenses	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including fund fees and expenses.

Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.28%	0.99%

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts the Company may offer, as described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income® I Fund, Lifetime Income® II Fund, Lifetime Income® III Fund, FundsManager® 20% Portfolio, FundsManager® 50% Portfolio, FundsManager® 60% Portfolio, FundsManager® 70% Portfolio, and FundsManager® 85% Portfolio, and Government Money Market Fund.

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FINANCIAL STATEMENTS

Financial statements for EFILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

FMR Co., Inc., invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of Fidelity VIP Funds: domestic equity funds, international equity funds, bond funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

FMR Co., Inc., allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939.The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. FMR Co., Inc., invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed-income funds, and money market funds. Each fund's assets are invested according to the fund's approximate target asset allocation to equity funds reflected in its name.

FundsManager® 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation. The target asset allocation of FundsManager® 20% Portfolio is approximately 14% domestic equity funds, 6% international equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager® 50% Portfolio seeks high total return. The target asset allocation of FundsManager® 50% Portfolio is approximately 35% domestic equity funds, 15% international equity funds, 40% fixed-income funds, and 10% money market funds.

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FundsManager® 60% Portfolio seeks high total return. The target asset allocation of FundsManager® 60% Portfolio is approximately 42% domestic equity funds, 18% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager® 70% Portfolio seeks high total return. The target asset allocation of FundsManager® 70% Portfolio is approximately 49% domestic equity funds, 21% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager® 85% Portfolio seeks high total return. The target asset allocation of FundsManager® 85% Portfolio is approximately 60% domestic equity funds, 25% international equity funds, and 15% fixed-income funds.

The Government Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

IMPORTANT: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

THE INVESTMENT ADVISERS

FMR Co., Inc.

FMR Co., Inc., is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager. As the manager, FMR Co., Inc., administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund and each Fidelity VIP FundsManager Portfolio.

Fidelity Management & Research Company

Fidelity Management & Research Company, or another affiliate of FMR Co., Inc., is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Government Money Market Fund.

The address of FMR Co., Inc., and Fidelity Management & Research Company is 245 Summer Street, Boston, Massachusetts 02210.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

•  You or the Joint Annuitant generally must be no more than 85 years old on the Contract Date. To have a Withdrawal Period, you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

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•  Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1)  you have provided all the information requested on the application form, including your choice of annuity income option;

(2)  we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3)  we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract. Together with your contract, we will send you a letter containing the date on which your free look period ends.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

Your Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option for the period that ends fifteen (15) days after your contract's issue date. At the end of the Valuation Period in which the fifteenth day occurs any amount then in the Government Money Market Investment Option will be reallocated to the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange. An automatic transfer from the Government Money Market Investment Option to another Investment Option during or at the end your free look period will not count as an Exchange.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

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Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Government Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

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Exceptions

EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount transferred will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Government Money Market Investment Option.

2.  Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

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ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Contract Ownership.

2.  In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page 1 of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Government Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Government Money Market Investment Option.

Your units of the Government Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

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You will be entirely invested in the Government Money Market Investment Option for 15 days after the Contract is issued. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

EFILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

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FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options EFILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Option 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at

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the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your contract or make withdrawals from your Contract, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for

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at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

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•  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using the 1983 Individual Annuitant Mortality Table "a" and the Benchmark Rate of Return. The mortality assumption used contains higher mortality rates than the tables used to determine the original level of annuity payments.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

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Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70 1/2. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your required minimum distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of

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the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1/2; (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1/2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1/2 you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Empire Fidelity Investments Life's Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

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After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2.  Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant. For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4.  Beneficiary. For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Choosing Your Annuity Income Options.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

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If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7.  Dividends. The Contract is "non-participating". This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8.  Notification of Death. If there are two Annuitants, the survivor is responsible for informing us of the other Annuitant's death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9.  Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10.  Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917, and for Fidelity Distributors Corporation, 100 Salem Street, Smithfield, Rhode Island 02917. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason. Payments delayed for 10 days or longer will be credited with interest at a rate equal to the minimum rate required by applicable law.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

EFILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

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TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388
EFFLI-PRO-0418
1.825528.113

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  When this Contract is issued, you have 30 days after you receive it from us to examine it. Within those 30 days, you can return the contract to us for any reason. If you do return the Contract, the Contract will be canceled. If you choose to cancel the contract, return it to the Annuity Service Center with a written request within the free look period. If you cancel the contract within ten days after you receive it, we will refund the greater of (1) your Purchase Payment in full, neither crediting your account for earnings or charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option. If you cancel the Contract after the tenth day from when it is received, we will promptly refund your Purchase Payment, including any fees or charges deducted from the purchase payment that is allocated to the separate account, plus or minus the investment performance of the Contract. If your freelook period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability;

FLI IRA-DISC

Not Part of the Prospectus

(2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

10.  The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11.  Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13.  The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14.  Further information concerning IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15.  The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16.  The annuity income from your Purchase Payment allocated to the Investment Option will vary depending upon the actual investment performance of the Investment Option you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17.  As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a)  Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.10%.

(b)  Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.50%.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Option incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

FLI IRA-DISC

Not Part of the Prospectus

2

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company ("EFILI") through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2018 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFFLI-PTB-0418
1.825529.113

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

•  Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 9 of the Prospectus.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

•  Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts has been discontinued although you may continue to make exchanges among Subaccounts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2017 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

3

THIS PAGE INTENTIONALLY LEFT BLANK

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2017

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$18,359	$91,332	$7,711	$41,811	$45,820	$39,683	$49,412	$32,282
Receivable from EFILI	—	—	6	—	22	—	7	—
Total assets	18,359	91,332	7,717	41,811	45,842	39,683	49,419	32,282
Liabilities:
Payable to EFILI	5	1	—	—	—	—	—	—
Total net assets	$18,354	$91,331	$7,717	$41,811	$45,842	$39,683	$49,419	$32,282
Net Assets:
Fidelity Retirement Reserves	$17,706	$—	$6,374	$—	$41,033	$—	$45,842	$—
Fidelity Income Advantage	648	—	1,343	—	4,809	—	3,577	—
Fidelity Personal Retirement	—	91,205	—	41,811	—	39,683	—	32,282
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	126	—	—	—	—	—	—
Total net assets	$18,354	$91,331	$7,717	$41,811	$45,842	$39,683	$49,419	$32,282
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	852	—	116	—	353	—	303	—
Unit Value	$20.79	$—	$54.78	$—	$116.16	$—	$151.06	$—
Fidelity Income Advantage:
Units Outstanding	32	—	25	—	43	—	25	—
Unit Value	$20.03	$—	$52.76	$—	$111.88	$—	$145.49	$—
Fidelity Personal Retirement:
Units Outstanding	—	8,569	—	2,300	—	1,702	—	1,083
Highest Unit Value	$—	$11.38	$—	$24.75	$—	$35.99	$—	$44.30
Lowest Unit Value	$—	$9.98	$—	$15.74	$—	$21.80	$—	$28.63
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	14	—	—	—	—	—	—
Highest Unit Value	$—	$9.52	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.12	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$9,796	$25,083	$18,515	$65,515	$27,392	$24,453
Receivable from EFILI	2	—	8	—	14	—
Total assets	9,798	25,083	18,523	65,515	27,406	24,453
Liabilities:
Payable to EFILI	1	—	—	—	—	—
Total net assets	$9,797	$25,083	$18,523	$65,515	$27,406	$24,453
Net Assets:
Fidelity Retirement Reserves	$9,186	$—	$15,694	$—	$25,882	$—
Fidelity Income Advantage	611	—	2,829	—	1,524	—
Fidelity Personal Retirement	—	25,083	—	65,515	—	24,453
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$9,797	$25,083	$18,523	$65,515	$27,406	$24,453
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	169	—	362	—	427	—
Unit Value	$54.38	$—	$43.31	$—	$60.55	$—
Fidelity Income Advantage:
Units Outstanding	12	—	68	—	26	—
Unit Value	$52.38	$—	$41.71	$—	$58.32	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,370	—	4,477	—	1,291
Highest Value	$—	$24.79	$—	$16.38	$—	$24.37
Lowest Value	$—	$17.98	$—	$12.66	$—	$17.31
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$247,479	$7,482	$9,431	$114,424	$139,905	$14,785	$207,515
Receivable from EFILI	24	3	1	9	1	8	—
Total assets	247,503	7,485	9,432	114,433	139,906	14,793	207,515
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$247,503	$7,485	$9,432	$114,433	$139,906	$14,793	$207,515
Net Assets:
Fidelity Retirement Reserves	$53,718	$6,996	$—	$106,615	$—	$13,097	$—
Fidelity Income Advantage	5,604	489	—	7,818	—	1,696	—
Fidelity Personal Retirement	188,181	—	9,432	—	139,906	—	141,152
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	66,363
Total net assets	$247,503	$7,485	$9,432	$114,433	$139,906	$14,793	$207,515
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	649	168	—	1,107	—	382	—
Unit Value	$82.78	$41.59	$—	$96.33	$—	$34.29	$—
Fidelity Income Advantage:
Units Outstanding	70	12	—	84	—	51	—
Unit Value	$79.73	$40.06	$—	$92.78	$—	$33.02	$—
Fidelity Personal Retirement:
Units Outstanding	6,677	—	449	—	5,132	—	5,955
Highest Value	$39.47	$—	$28.21	$—	$39.20	$—	$33.37
Lowest Value	$27.09	$—	$19.42	$—	$25.77	$—	$20.98
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	2,479
Highest Value	$—	$—	$—	$—	$—	$—	$30.50
Lowest Value	$—	$—	$—	$—	$—	$—	$17.70
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	1,037
Highest Value	$—	$—	$—	$—	$—	$—	$30.08
Lowest Value	$—	$—	$—	$—	$—	$—	$17.42

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$2,116	$9,645	$16,838	$26,287	$10,554	$18,428	$32,682	$59,151
Receivable from EFILI	—	—	—	—	—	—	12	—
Total assets	2,116	9,645	16,838	26,287	10,554	18,428	32,694	59,151
Liabilities:
Payable to EFILI	—	—	1	—	—	—	—	—
Total net assets	$2,116	$9,645	$16,837	$26,287	$10,554	$18,428	$32,694	$59,151
Net Assets:
Fidelity Retirement Reserves	$2,026	$—	$14,928	$—	$9,423	$—	$28,904	$—
Fidelity Income Advantage	90	—	1,909	—	1,131	—	3,790	—
Fidelity Personal Retirement	—	9,645	—	26,287	—	18,428	—	59,151
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$2,116	$9,645	$16,837	$26,287	$10,554	$18,428	$32,694	$59,151
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	61	—	371	—	282	—	584	—
Unit Value	$33.19	$—	$40.22	$—	$33.45	$—	$49.49	$—
Fidelity Income Advantage:
Units Outstanding	3	—	49	—	35	—	79	—
Unit Value	$32.25	$—	$38.74	$—	$32.21	$—	$47.75	$—
Fidelity Personal Retirement:
Units Outstanding	—	336	—	979	—	582	—	2,242
Highest Value	$—	$43.40	$—	$37.72	$—	$53.70	$—	$40.48
Lowest Value	$—	$27.42	$—	$25.66	$—	$29.00	$—	$22.78
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$3,817	$9,305	$2,159	$9,050	$17,509	$46,290	$3,065	$9,301
Receivable from EFILI	2	—	—	—	12	—	2	—
Total assets	3,819	9,305	2,159	9,050	17,521	46,290	3,067	9,301
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$3,819	$9,305	$2,159	$9,050	$17,521	$46,290	$3,067	$9,301
Net Assets:
Fidelity Retirement Reserves	$3,322	$—	$1,976	$—	$16,242	$—	$2,890	$—
Fidelity Income Advantage	497	—	183	—	1,279	—	177	—
Fidelity Personal Retirement	—	9,305	—	9,050	—	46,290	—	9,301
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$3,819	$9,305	$2,159	$9,050	$17,521	$46,290	$3,067	$9,301
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	113	—	76	—	425	—	108	—
Unit Value	$29.33	$—	$26.07	$—	$38.22	$—	$26.80	$—
Fidelity Income Advantage:
Units Outstanding	17	—	7	—	34	—	7	—
Unit Value	$28.50	$—	$25.22	$—	$36.97	$—	$25.93	$—
Fidelity Personal Retirement:
Units Outstanding	—	364	—	369	—	1,191	—	594
Highest Value	$—	$50.74	$—	$27.72	$—	$76.84	$—	$21.66
Lowest Value	$—	$24.26	$—	$22.30	$—	$33.22	$—	$14.60
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$12,444	$45,886	$3,159	$18,289	$3,750	$20,810	$2,048	$13,934
Receivable from EFILI	1	—	—	—	5	—	3	—
Total assets	12,445	45,886	3,159	18,289	3,755	20,810	2,051	13,934
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$12,445	$45,886	$3,159	$18,289	$3,755	$20,810	$2,051	$13,934
Net Assets:
Fidelity Retirement Reserves	$12,129	$—	$2,900	$—	$3,548	$—	$1,874	$—
Fidelity Income Advantage	316	—	259	—	207	—	177	—
Fidelity Personal Retirement	—	45,886	—	18,289	—	20,810	—	13,934
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$12,445	$45,886	$3,159	$18,289	$3,755	$20,810	$2,051	$13,934
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	276	—	168	—	73	—	60	—
Unit Value	$43.90	$—	$17.22	$—	$48.55	$—	$31.24	$—
Fidelity Income Advantage:
Units Outstanding	7	—	15	—	4	—	6	—
Unit Value	$42.47	$—	$16.66	$—	$46.96	$—	$30.22	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,150	—	960	—	676	—	464
Highest Value	$—	$55.80	$—	$37.24	$—	$48.94	$—	$53.92
Lowest Value	$—	$38.20	$—	$14.83	$—	$27.90	$—	$29.76
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class
Assets:
Investments at market value	$3,433	$17,892	$7,114	$82,441	$2,663	$27,424
Receivable from EFILI	1	—	3	—	2	—
Total assets	3,434	17,892	7,117	82,441	2,665	27,424
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$3,434	$17,892	$7,117	$82,441	$2,665	$27,424
Net Assets:
Fidelity Retirement Reserves	$3,238	$—	$6,069	$—	$2,325	$—
Fidelity Income Advantage	196	—	1,048	—	340	—
Fidelity Personal Retirement	—	17,892	—	82,441	—	27,424
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$3,434	$17,892	$7,117	$82,441	$2,665	$27,424
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	91	—	298	—	111	—
Unit Value	$35.74	$—	$20.34	$—	$20.89	$—
Fidelity Income Advantage:
Units Outstanding	6	—	53	—	17	—
Unit Value	$34.72	$—	$19.79	$—	$20.37	$—
Fidelity Personal Retirement:
Units Outstanding	—	787	—	4,920	—	1,240
Highest Value	$—	$50.38	$—	$20.28	$—	$42.10
Lowest Value	$—	$20.79	$—	$14.00	$—	$20.90
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Assets:
Investments at market value	$2,423	$15,007	$1,081	$4,702
Receivable from EFILI	1	—	—	—
Total assets	2,424	15,007	1,081	4,702
Liabilities:
Payable to EFILI	—	—	—	—
Total net assets	$2,424	$15,007	$1,081	$4,702
Net Assets:
Fidelity Retirement Reserves	$1,975	$—	$1,081	$—
Fidelity Income Advantage	449	—	—	—
Fidelity Personal Retirement	—	15,007	—	4,702
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$2,424	$15,007	$1,081	$4,702
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	87	—	69	—
Unit Value	$22.79	$—	$15.64	$—
Fidelity Income Advantage:
Units Outstanding	20	—	—	—
Unit Value	$22.22	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	591	—	309
Highest Value	$—	$44.98	$—	$16.88
Lowest Value	$—	$23.24	$—	$13.76
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$446	$4,308	$992	$5,816	$1,315	$8,271
Receivable from EFILI	—	—	—	—	—	—
Total assets	446	4,308	992	5,816	1,315	8,271
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$446	$4,308	$992	$5,816	$1,315	$8,271
Net Assets:
Fidelity Retirement Reserves	$446	$—	$992	$—	$1,315	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	4,308	—	5,816	—	8,271
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$446	$4,308	$992	$5,816	$1,315	$8,271
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	—	53	—	67	—
Unit Value	$17.28	$—	$18.86	$—	$19.73	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	253	—	299	—	395
Highest Value	$—	$21.22	$—	$23.55	$—	$24.72
Lowest Value	$—	$15.60	$—	$16.99	$—	$17.62
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$3,268	$23,711	$1,722	$13,866	$1,261	$15,348
Receivable from EFILI	—	—	—	—	—	—
Total assets	3,268	23,711	1,722	13,866	1,261	15,348
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$3,268	$23,711	$1,722	$13,866	$1,261	$15,348
Net Assets:
Fidelity Retirement Reserves	$3,268	$—	$1,722	$—	$1,261	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	23,711	—	13,866	—	15,348
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$3,268	$23,711	$1,722	$13,866	$1,261	$15,348
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	162	—	80	—	58	—
Unit Value	$20.16	$—	$21.45	$—	$21.82	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	1,157	—	616	—	692
Highest Value	$—	$27.03	$—	$29.25	$—	$31.30
Lowest Value	$—	$18.54	$—	$19.81	$—	$20.84
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$1,712	$1,090	$2,434	$1,555	$22,781	$59,455	$133,877
Receivable from EFILI	2	2	1	—	—	—	—
Total assets	1,714	1,092	2,435	1,555	22,781	59,455	133,877
Liabilities:
Payable to EFILI	—	—	—	—	—	1	128
Total net assets	$1,714	$1,092	$2,435	$1,555	$22,781	$59,454	$133,749
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$1,464	$—	$3,526	$10,238
Fidelity Income Advantage	—	—	—	91	—	658	3,859
Fidelity Personal Retirement	—	—	—	—	22,781	54,701	115,019
Fidelity Freedom Lifetime Income	1,714	1,092	2,435	—	—	569	4,633
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,714	$1,092	$2,435	$1,555	$22,781	$59,454	$133,749
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	72	—	245	607
Unit Value	$—	$—	$—	$20.22	$—	$14.41	$16.86
Fidelity Income Advantage:
Units Outstanding	—	—	—	5	—	47	242
Unit Value	$—	$—	$—	$19.75	$—	$14.08	$16.47
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	912	3,651	6,300
Highest Value	$—	$—	$—	$—	$39.60	$15.94	$22.47
Lowest Value	$—	$—	$—	$—	$21.35	$13.50	$17.12
Fidelity Freedom Lifetime Income:
Units Outstanding	100	58	117	—	—	42	294
Unit Value	$17.19	$18.88	$20.88	$—	$—	$13.47	$15.76
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Investments at market value	$169,708	$97,256	$41,643	$1,907	$21,257	$1,258	$9,310
Receivable from EFILI	4	13	1	1	—	—	—
Total assets	169,712	97,269	41,644	1,908	21,257	1,258	9,310
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$169,712	$97,269	$41,644	$1,908	$21,257	$1,258	$9,310
Net Assets:
Fidelity Retirement Reserves	$4,817	$6,156	$1,964	$1,766	$—	$1,251	$—
Fidelity Income Advantage	946	1,985	526	142	—	7	—
Fidelity Personal Retirement	74,970	87,456	38,272	—	21,257	—	9,310
Fidelity Freedom Lifetime Income	7,980	1,672	882	—	—	—	—
Fidelity Growth and Guaranteed Income	80,999	—	—	—	—	—	—
Total net assets	$169,712	$97,269	$41,644	$1,908	$21,257	$1,258	$9,310
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	295	343	106	69	—	56	—
Unit Value	$16.32	$17.97	$18.58	$25.63	$—	$22.19	$—
Fidelity Income Advantage:
Units Outstanding	59	113	29	6	—	—	—
Unit Value	$16.01	$17.55	$18.14	$25.08	$—	$21.72	$—
Fidelity Personal Retirement:
Units Outstanding	4,105	4,414	1,771	—	807	—	402
Highest Value	$25.32	$27.48	$31.61	$—	$33.73	$—	$47.31
Lowest Value	$17.22	$19.16	$19.81	$—	$25.32	$—	21.75
Fidelity Freedom Lifetime Income:
Units Outstanding	479	99	50	—	—	—	—
Unit Value	$16.64	$16.84	$17.46	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	3,768	—	—	—	—	—	—
Highest Value	$23.14	$—	$—	$—	$—	$—	$—
Lowest Value	$15.59	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	895	—	—	—	—	—	—
Highest Value	$22.82	$—	$—	$—	$—	$—	$—
Lowest Value	$15.35	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIF – Emerging Markets Equity
Assets:
Investments at market value	$769	$2,359	$4,692	$16,317	$512	$25,289	$7,819
Receivable from EFILI	—	—	4	—	1	—	2
Total assets	769	2,359	4,696	16,317	513	25,289	7,821
Liabilities:
Payable to EFILI	1	—	—	—	—	—	—
Total net assets	$768	$2,359	$4,696	$16,317	$513	$25,289	$7,821
Net Assets:
Fidelity Retirement Reserves	$762	$—	$4,563	$—	$324	$—	$2,913
Fidelity Income Advantage	6	—	133	—	189	—	226
Fidelity Personal Retirement	—	2,359	—	16,317	—	25,289	4,682
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$768	$2,359	$4,696	$16,317	$513	$25,289	$7,821
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	48	—	410	—	30	—	89
Unit Value	$15.85	$—	$11.13	$—	$10.94	$—	$32.72
Fidelity Income Advantage:
Units Outstanding	—	—	12	—	17	—	7
Unit Value	$15.51	$—	$10.91	$—	$10.86	$—	$31.51
Fidelity Personal Retirement:
Units Outstanding	—	120	—	1,165	—	2,261	311
Highest Value	$—	$40.41	$—	$31.06	$—	$11.21	$27.71
Lowest Value	$—	$16.66	$—	$11.64	$—	$11.15	$13.53
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$14,514	$5,916	$5,920	$3,846	$1,459	$13,629	$2,156
Receivable from EFILI	—	1	—	1	2	—	—
Total assets	14,514	5,917	5,920	3,847	1,461	13,629	2,156
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$14,514	$5,917	$5,920	$3,847	$1,461	$13,629	$2,156
Net Assets:
Fidelity Retirement Reserves	$1,760	$693	$1,562	$3,538	$1,232	$1,792	$33
Fidelity Income Advantage	134	196	130	309	229	84	—
Fidelity Personal Retirement	12,620	5,028	4,228	—	—	11,753	2,123
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$14,514	$5,917	$5,920	$3,847	$1,461	$13,629	$2,156
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	49	37	70	74	26	104	6
Unit Value	$35.68	$18.53	$22.17	$47.73	$46.97	$17.15	$5.94
Fidelity Income Advantage:
Units Outstanding	4	11	6	7	5	5	—
Unit Value	$34.36	$17.85	$21.36	$45.97	$45.24	$16.76	$—
Fidelity Personal Retirement:
Units Outstanding	745	309	264	—	—	769	344
Highest Value	$22.04	$24.05	$23.05	$—	$—	$28.84	$6.18
Lowest Value	$13.96	$14.12	$14.37	$—	$—	$13.45	$6.13
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2017

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$41,096	$19,746	$50,371	$34,593	$11,510	$5,858
Receivable from EFILI	—	1	—	—	—	—
Total assets	41,096	19,747	50,371	34,593	11,510	5,858
Liabilities:
Payable to EFILI	—	—	1	—	—	—
Total net assets	$41,096	$19,747	$50,370	$34,593	$11,510	$5,858
Net Assets:
Fidelity Retirement Reserves	$2,666	$1,516	$1,936	$666	$369	$526
Fidelity Income Advantage	11	31	29	14	—	—
Fidelity Personal Retirement	38,419	18,200	48,405	33,913	11,141	5,332
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$41,096	$19,747	$50,370	$34,593	$11,510	$5,858
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	240	121	150	50	34	52
Unit Value	$11.13	$12.57	$12.88	$13.32	$10.72	$10.06
Fidelity Income Advantage:
Units Outstanding	1	2	2	1	—	—
Unit Value	$10.94	$12.36	$12.67	$13.17	$—	$—
Fidelity Personal Retirement:
Units Outstanding	3,362	1,444	3,701	2,457	1,002	511
Highest Value	$11.65	$13.15	$13.49	$13.87	$11.16	$10.47
Lowest Value	$11.12	$11.99	$12.46	$13.75	$11.07	$10.38
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$128	$594	$420	$2,219	$762	$627
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	139	—	51	—	304	—
Administrative and other charges	9	—	3	—	20	—
Total expenses	148	—	54	—	324	—
Fidelity Income Advantage:
Mortality and expense risk charges	5	—	10	—	36	—
Administrative and other charges	2	—	4	—	12	—
Total expenses	7	—	14	—	48	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	119	—	58	—	54
Administrative and other charges	—	46	—	22	—	19
Total expenses	—	165	—	80	—	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7	—	—	—	—
Administrative and other charges	—	2	—	—	—	—
Total expenses	—	9	—	—	—	—
Total expenses	155	174	68	80	372	73
Net investment income (loss)	(27)	420	352	2,139	390	554
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(705)	340	(206)	621
Realized gain distributions	—	—	—	—	942	825
Net realized gain (loss) on investments	—	—	(705)	340	736	1,446
Unrealized appreciation (depreciation)	—	—	840	373	3,988	2,668
Net increase (decrease) in net assets from operations	$(27)	$420	$487	$2,852	$5,114	$4,668
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$98	$37	$130	$311	$456	$1,490
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	317	—	64	—	127	—
Administrative and other charges	21	—	4	—	8	—
Total expenses	338	—	68	—	135	—
Fidelity Income Advantage:
Mortality and expense risk charges	25	—	3	—	22	—
Administrative and other charges	8	—	2	—	8	—
Total expenses	33	—	5	—	30	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	39	—	26	—	88
Administrative and other charges	—	13	—	10	—	31
Total expenses	—	52	—	36	—	119
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	371	52	73	36	165	119
Net investment income (loss)	(273)	(15)	57	275	291	1,371
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,166	1,268	54	142	(74)	72
Realized gain distributions	3,219	1,721	8	21	91	263
Net realized gain (loss) on investments	4,385	2,989	62	163	17	335
Unrealized appreciation (depreciation)	8,825	4,300	2,134	4,356	355	686
Net increase (decrease) in net assets from operations	$12,937	$7,274	$2,253	$4,794	$663	$2,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$498	$420	$4,097	$91	$108	$1,088	$1,224
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	187	—	377	52	—	764	—
Administrative and other charges	13	—	25	3	—	51	—
Total expenses	200	—	402	55	—	815	—
Fidelity Income Advantage:
Mortality and expense risk charges	12	—	43	4	—	58	—
Administrative and other charges	4	—	14	1	—	19	—
Total expenses	16	—	57	5	—	77	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	29	227	—	12	—	197
Administrative and other charges	—	11	83	—	4	—	66
Total expenses	—	40	310	—	16	—	263
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	216	40	769	60	16	892	263
Net investment income (loss)	282	380	3,328	31	92	196	961
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	38	110	9,248	104	149	2,034	3,300
Realized gain distributions	2,946	2,460	678	971	951	5,751	6,940
Net realized gain (loss) on investments	2,984	2,570	9,926	1,075	1,100	7,785	10,240
Unrealized appreciation (depreciation)	5	(114)	29,489	95	96	12,556	14,349
Net increase (decrease) in net assets from operations	$3,271	$2,836	$42,743	$1,201	$1,288	$20,537	$25,550

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$209	$2,750	$18	$67	$204	$288
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	95	—	16	—	109	—
Administrative and other charges	6	—	1	—	7	—
Total expenses	101	—	17	—	116	—
Fidelity Income Advantage:
Mortality and expense risk charges	13	—	1	—	14	—
Administrative and other charges	4	—	—	—	5	—
Total expenses	17	—	1	—	19	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	204	—	13	—	36
Administrative and other charges	—	64	—	4	—	12
Total expenses	—	268	—	17	—	48
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	603	—	—	—	—
Administrative and other charges	—	165	—	—	—	—
Total expenses	—	768	—	—	—	—
Total expenses	118	1,036	18	17	135	48
Net investment income (loss)	91	1,714	—	50	69	240
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	261	3,254	21	50	584	879
Realized gain distributions	364	4,890	135	533	403	564
Net realized gain (loss) on investments	625	8,144	156	583	987	1,443
Unrealized appreciation (depreciation)	1,329	17,850	297	1,212	1,366	1,950
Net increase (decrease) in net assets from operations	$2,045	$27,708	$453	$1,845	$2,422	$3,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$29	$38	$218	$347	$55	$122
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	64	—	210	—	25	—
Administrative and other charges	4	—	14	—	2	—
Total expenses	68	—	224	—	27	—
Fidelity Income Advantage:
Mortality and expense risk charges	7	—	27	—	3	—
Administrative and other charges	3	—	9	—	2	—
Total expenses	10	—	36	—	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	23	—	75	—	12
Administrative and other charges	—	9	—	26	—	4
Total expenses	—	32	—	101	—	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	78	32	260	101	32	16
Net investment income (loss)	(49)	6	(42)	246	23	106
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	139	319	406	588	39	191
Realized gain distributions	1,201	1,913	1,439	2,413	957	1,933
Net realized gain (loss) on investments	1,340	2,232	1,845	3,001	996	2,124
Unrealized appreciation (depreciation)	1,385	2,305	3,918	6,894	(369)	(732)
Net increase (decrease) in net assets from operations	$2,676	$4,543	$5,721	$10,141	$650	$1,498

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$46	$187	$3	$4	$51	$135
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	15	—	111	—	27	—
Administrative and other charges	1	—	7	—	2	—
Total expenses	16	—	118	—	29	—
Fidelity Income Advantage:
Mortality and expense risk charges	1	—	7	—	2	—
Administrative and other charges	—	—	2	—	—	—
Total expenses	1	—	9	—	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	13	—	50	—	13
Administrative and other charges	—	4	—	19	—	5
Total expenses	—	17	—	69	—	18
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	17	17	127	69	31	18
Net investment income (loss)	29	170	(124)	(65)	20	117
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	193	1,249	3,770	(618)	(159)
Realized gain distributions	—	—	699	1,795	2	4
Net realized gain (loss) on investments	48	193	1,948	5,565	(616)	(155)
Unrealized appreciation (depreciation)	248	1,132	3,937	8,557	247	(511)
Net increase (decrease) in net assets from operations	$325	$1,495	$5,761	$14,057	$(349)	$(549)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$34	$92	$21	$100	$24	$122
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	95	—	19	—	24	—
Administrative and other charges	6	—	1	—	2	—
Total expenses	101	—	20	—	26	—
Fidelity Income Advantage:
Mortality and expense risk charges	4	—	2	—	2	—
Administrative and other charges	1	—	1	—	—	—
Total expenses	5	—	3	—	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	68	—	18	—	20
Administrative and other charges	—	23	—	7	—	9
Total expenses	—	91	—	25	—	29
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	106	91	23	25	28	29
Net investment income (loss)	(72)	1	(2)	75	(4)	93
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	66	(59)	139	847	176	188
Realized gain distributions	48	178	29	154	154	772
Net realized gain (loss) on investments	114	119	168	1,001	330	960
Unrealized appreciation (depreciation)	2,738	9,872	308	1,712	269	2,226
Net increase (decrease) in net assets from operations	$2,780	$9,992	$474	$2,788	$595	$3,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$11	$61	$68	$330	$220	$2,541
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	13	—	27	—	45	—
Administrative and other charges	1	—	2	—	3	—
Total expenses	14	—	29	—	48	—
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	2	—	8	—
Administrative and other charges	—	—	1	—	3	—
Total expenses	2	—	3	—	11	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	16	—	25	—	107
Administrative and other charges	—	6	—	10	—	38
Total expenses	—	22	—	35	—	145
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	16	22	32	35	59	145
Net investment income (loss)	(5)	39	36	295	161	2,396
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	303	(174)	34	19	259
Realized gain distributions	—	—	255	1,277	36	415
Net realized gain (loss) on investments	36	303	81	1,311	55	674
Unrealized appreciation (depreciation)	341	2,196	4	(854)	254	2,505
Net increase (decrease) in net assets from operations	$372	$2,538	$121	$752	$470	$5,575

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$11	$102	$31	$178	$16	$70
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	14	—	15	—	8	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	15	—	16	—	9	—
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	3	—	—	—
Administrative and other charges	—	—	1	—	—	—
Total expenses	2	—	4	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	25	—	21	—	7
Administrative and other charges	—	10	—	7	—	1
Total expenses	—	35	—	28	—	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	17	35	20	28	9	8
Net investment income (loss)	(6)	67	11	150	7	62
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	54	339	12	239	11	20
Realized gain distributions	—	—	64	395	9	38
Net realized gain (loss) on investments	54	339	76	634	20	58
Unrealized appreciation (depreciation)	527	5,504	238	1,214	52	168
Net increase (decrease) in net assets from operations	$575	$5,910	$325	$1,998	$79	$288

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$7	$61	$15	$85	$19	$119
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	—	7	—	11	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	3	—	8	—	12	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	4	—	8	—	15
Administrative and other charges	—	2	—	4	—	4
Total expenses	—	6	—	12	—	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	3	6	8	12	12	19
Net investment income (loss)	4	55	7	73	7	100
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	26	10	121	37	69
Realized gain distributions	7	47	21	101	45	174
Net realized gain (loss) on investments	7	73	31	222	82	243
Unrealized appreciation (depreciation)	30	250	79	399	118	718
Net increase (decrease) in net assets from operations	$41	$378	$117	$694	$207	$1,061

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$48	$330	$24	$186	$17	$196
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	23	—	12	—	9	—
Administrative and other charges	2	—	1	—	1	—
Total expenses	25	—	13	—	10	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	35	—	23	—	24
Administrative and other charges	—	11	—	7	—	7
Total expenses	—	46	—	30	—	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	25	46	13	30	10	31
Net investment income (loss)	23	284	11	156	7	165
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	32	122	6	164	12	201
Realized gain distributions	81	470	42	298	43	388
Net realized gain (loss) on investments	113	592	48	462	55	589
Unrealized appreciation (depreciation)	304	2,337	181	1,418	154	1,651
Net increase (decrease) in net assets from operations	$440	$3,213	$240	$2,036	$216	$2,405

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%
Income:
Dividends	$34	$19	$41	$12	$143	$759
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	13	—	27
Administrative and other charges	—	—	—	1	—	2
Total expenses	—	—	—	14	—	29
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	5
Administrative and other charges	—	—	—	—	—	2
Total expenses	—	—	—	1	—	7
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	29	91
Administrative and other charges	—	—	—	—	12	27
Total expenses	—	—	—	—	41	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	9	5	12	—	—	4
Administrative and other charges	2	1	2	—	—	—
Total expenses	11	6	14	—	—	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	11	6	14	15	41	158
Net investment income (loss)	23	13	27	(3)	102	601
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5	9	12	43	724	507
Realized gain distributions	22	19	62	55	577	340
Net realized gain (loss) on investments	27	28	74	98	1,301	847
Unrealized appreciation (depreciation)	70	77	229	(13)	(20)	2,613
Net increase (decrease) in net assets from operations	$120	$118	$330	$82	$1,383	$4,061

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50%	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,499	$1,782	$838	$292	$31	$323
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	79	36	39	17	17	—
Administrative and other charges	5	2	3	1	1	—
Total expenses	84	38	42	18	18	—
Fidelity Income Advantage:
Mortality and expense risk charges	31	7	15	3	1	—
Administrative and other charges	10	2	5	2	1	—
Total expenses	41	9	20	5	2	—
Fidelity Personal Retirement:
Mortality and expense risk charges	181	116	145	53	—	29
Administrative and other charges	53	35	41	18	—	12
Total expenses	234	151	186	71	—	41
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	22	38	8	4	—	—
Administrative and other charges	5	8	1	1	—	—
Total expenses	27	46	9	5	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	749	—	—	—	—
Administrative and other charges	—	201	—	—	—	—
Total expenses	—	950	—	—	—	—
Total expenses	386	1,194	257	99	20	41
Net investment income (loss)	1,113	588	581	193	11	282
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,577	4,457	3,114	1,039	25	652
Realized gain distributions	808	3,471	641	369	—	—
Net realized gain (loss) on investments	3,385	7,928	3,755	1,408	25	652
Unrealized appreciation (depreciation)	11,823	16,026	11,339	6,316	279	2,086
Net increase (decrease) in net assets from operations	$16,321	$24,542	$15,675	$7,917	$315	$3,020
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class
Income:
Dividends	$10	$62	$24	$66	$7	$80
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	7	—	8	—	5	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	8	—	9	—	6	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	1	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	1	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	9	—	6	—	11
Administrative and other charges	—	2	—	2	—	5
Total expenses	—	11	—	8	—	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	8	11	9	8	7	16
Net investment income (loss)	2	51	15	58	—	64
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	124	99	380	60	865
Realized gain distributions	17	119	19	68	1	14
Net realized gain (loss) on investments	25	243	118	448	61	879
Unrealized appreciation (depreciation)	200	1,225	(127)	(559)	207	2,451
Net increase (decrease) in net assets from operations	$227	$1,519	$6	$(53)	$268	$3,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity
Income:
Dividends	$15	$737	$49	$744	$54	$63
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3	—	20	14	6	9
Administrative and other charges	—	—	1	1	—	1
Total expenses	3	—	21	15	6	10
Fidelity Income Advantage:
Mortality and expense risk charges	2	—	2	1	1	1
Administrative and other charges	—	—	—	—	—	—
Total expenses	2	—	2	1	1	1
Fidelity Personal Retirement:
Mortality and expense risk charges	—	23	5	17	4	4
Administrative and other charges	—	12	2	6	1	2
Total expenses	—	35	7	23	5	6
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	5	35	30	39	12	17
Net investment income (loss)	10	702	19	705	42	46
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	51	(44)	(1)	(77)	72
Realized gain distributions	—	—	—	—	70	—
Net realized gain (loss) on investments	2	51	(44)	(1)	(7)	72
Unrealized appreciation (depreciation)	—	—	1,872	511	710	866
Net increase (decrease) in net assets from operations	$12	$753	$1,847	$1,215	$745	$984

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets
Income:
Dividends	$—	$10	$316
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	9	34
Administrative and other charges	2	1	2
Total expenses	26	10	36
Fidelity Income Advantage:
Mortality and expense risk charges	2	1	1
Administrative and other charges	1	1	—
Total expenses	3	2	1
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	12
Administrative and other charges	—	—	5
Total expenses	—	—	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—
Total expenses	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—
Administrative and other charges	—	—	—
Total expenses	—	—	—
Total expenses	29	12	54
Net investment income (loss)	(29)	(2)	262
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	22	3	769
Realized gain distributions	187	118	—
Net realized gain (loss) on investments	209	121	769
Unrealized appreciation (depreciation)	698	141	2,653
Net increase (decrease) in net assets from operations	$878	$260	$3,684

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2017

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$242	$558	$481	$986	$395	$—	$159
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	21	11	14	7	3	2
Administrative and other charges	—	1	1	1	—	—	—
Total expenses	—	22	12	15	7	3	2
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	1	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	2	54	25	68	44	14	6
Administrative and other charges	1	20	10	24	16	6	3
Total expenses	3	74	35	92	60	20	9
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	3	96	47	108	67	23	11
Net investment income (loss)	239	462	434	878	328	(23)	148
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(17)	(40)	(25)	(35)	66	(171)	(32)
Realized gain distributions	—	—	—	—	344	39	—
Net realized gain (loss) on investments	(17)	(40)	(25)	(35)	410	(132)	(32)
Unrealized appreciation (depreciation)	(183)	39	273	1,370	3,482	379	(41)
Net increase (decrease) in net assets from operations	$39	$461	$682	$2,213	$4,220	$224	$75

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(27)	$(136)	$420	$(13)	352	$371	$2,139	$2,238
Net realized gain (loss) on investments	—	—	—	—	(705)	(118)	340	375
Unrealized appreciation (depreciation)	—	—	—	—	840	819	373	2,986
Net increase (decrease) in net assets from operations	(27)	(136)	420	(13)	487	1,072	2,852	5,599
Contract Transactions:
Payments received from contract owners	—	—	84,867	60,057	—	—	1,077	612
Transfers between sub-accounts and the fixed account, net	4,939	3,958	(49,834)	(5,789)	(502)	(35)	(5,964)	2,866
Contract benefits	(206)	(480)	(9,431)	(4,572)	(304)	(216)	—	(31)
Contract terminations	(6,390)	(5,807)	(27,588)	(26,464)	(482)	(367)	(929)	(557)
Contract maintenance charges	(6)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(127)	(44)	1	(1)	(61)	—	1	3
Net increase (decrease) in net assets from contract transactions	(1,790)	(2,379)	(1,985)	23,231	(1,350)	(619)	(5,815)	2,893
Total increase (decrease) in net assets	(1,817)	(2,515)	(1,565)	23,218	(863)	453	(2,963)	8,492
Net Assets:
Beginning of period	20,171	22,686	92,896	69,678	8,580	8,127	44,774	36,282
End of period	$18,354	$20,171	$91,331	$92,896	$7,717	$8,580	$41,811	$44,774
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$390	$623	$554	$770	$(273)	$(326)	$(15)	$(40)
Net realized gain (loss) on investments	736	3,177	1,446	2,684	4,385	4,863	2,989	2,681
Unrealized appreciation (depreciation)	3,988	3,063	2,668	2,349	8,825	(4,447)	4,300	(2,536)
Net increase (decrease) in net assets from operations	5,114	6,863	4,668	5,803	12,937	90	7,274	105
Contract Transactions:
Payments received from contract owners	—	—	1,110	939	—	—	345	360
Transfers between sub-accounts and the fixed account, net	(1,256)	(1,350)	(4,705)	2,717	(265)	(1,794)	6,253	(1,861)
Contract benefits	(895)	(791)	—	—	(848)	(785)	—	—
Contract terminations	(2,743)	(2,285)	(1,031)	(844)	(1,533)	(1,154)	(643)	(488)
Contract maintenance charges	(7)	(7)	—	—	(8)	(8)	—	—
Other transfers (to) from EFILI, net	(80)	17	—	1	(103)	7	—	1
Net increase (decrease) in net assets from contract transactions	(4,981)	(4,416)	(4,626)	2,813	(2,757)	(3,734)	5,955	(1,988)
Total increase (decrease) in net assets	133	2,447	42	8,616	10,180	(3,644)	13,229	(1,883)
Net Assets:
Beginning of period	45,709	43,262	39,641	31,025	39,239	42,883	19,053	20,936
End of period	$45,842	$45,709	$39,683	$39,641	$49,419	$39,239	$32,282	$19,053

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$57	$47	$275	$200
Net realized gain (loss) on investments	62	(119)	163	(120)
Unrealized appreciation (depreciation)	2,134	(460)	4,356	(1,128)
Net increase (decrease) in net assets from operations	2,253	(532)	4,794	(1,048)
Contract Transactions:
Payments received from contract owners	—	—	1,446	577
Transfers between sub-accounts and the fixed account, net	87	(755)	3,699	(1,964)
Contract benefits	(175)	(90)	—	—
Contract terminations	(154)	(356)	(637)	(1,118)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(46)	—	1	1
Net increase (decrease) in net assets from contract transactions	(290)	(1,203)	4,509	(2,504)
Total increase (decrease) in net assets	1,963	(1,735)	9,303	(3,552)
Net Assets:
Beginning of period	7,834	9,569	15,780	19,332
End of period	$9,797	$7,834	$25,083	$15,780

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$291	$314	$1,371	$1,287	$282	$161	$380	$258
Net realized gain (loss) on investments	17	(34)	335	234	2,984	1,118	2,570	1,066
Unrealized appreciation (depreciation)	355	567	686	412	5	(696)	(114)	(715)
Net increase (decrease) in net assets from operations	663	847	2,392	1,933	3,271	583	2,836	609
Contract Transactions:
Payments received from contract owners	—	—	2,866	4,221	—	—	187	507
Transfers between sub-accounts and the fixed account, net	(819)	(556)	3,999	7,774	87	(1,300)	1,358	(2,363)
Contract benefits	(598)	(558)	—	(19)	(596)	(576)	—	—
Contract terminations	(1,296)	(975)	(1,694)	(2,652)	(1,133)	(2,283)	(1,133)	(1,353)
Contract maintenance charges	(3)	(3)	—	—	(3)	(4)	—	—
Other transfers (to) from EFILI, net	(217)	37	(1)	2	(29)	(213)	—	(1)
Net increase (decrease) in net assets from contract transactions	(2,933)	(2,055)	5,170	9,326	(1,674)	(4,376)	412	(3,210)
Total increase (decrease) in net assets	(2,270)	(1,208)	7,562	11,259	1,597	(3,793)	3,248	(2,601)
Net Assets:
Beginning of period	20,793	22,001	57,953	46,694	25,809	29,602	21,205	23,806
End of period	$18,523	$20,793	$65,515	$57,953	$27,406	$25,809	$24,453	$21,205

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$3,328	$2,060	$31	$39	$92	$71
Net realized gain (loss) on investments	9,926	5,323	1,075	230	1,100	305
Unrealized appreciation (depreciation)	29,489	10,873	95	(174)	96	(269)
Net increase (decrease) in net assets from operations	42,743	18,256	1,201	95	1,288	107
Contract Transactions:
Payments received from contract owners	4,556	5,311	—	—	204	65
Transfers between sub-accounts and the fixed account, net	14,935	25,613	(548)	(215)	1,819	(743)
Contract benefits	(900)	(780)	(96)	(171)	—	—
Contract terminations	(6,976)	(6,967)	(150)	(626)	(370)	(232)
Contract maintenance charges	(9)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(56)	(44)	(93)	(39)	—	—
Net increase (decrease) in net assets from contract transactions	11,550	23,124	(888)	(1,052)	1,653	(910)
Total increase (decrease) in net assets	54,293	41,380	313	(957)	2,941	(803)
Net Assets:
Beginning of period	193,210	151,830	7,172	8,129	6,491	7,294
End of period	$247,503	$193,210	$7,485	$7,172	$9,432	$6,491

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$196	$(14)	$961	$653	$91	$69	$1,714	$1,179
Net realized gain (loss) on investments	7,785	9,222	10,240	10,935	625	384	8,144	5,794
Unrealized appreciation (depreciation)	12,556	(2,441)	14,349	(2,907)	1,329	352	17,850	3,577
Net increase (decrease) in net assets from operations	20,537	6,767	25,550	8,681	2,045	805	27,708	10,550
Contract Transactions:
Payments received from contract owners	—	—	2,675	2,226	—	—	7,318	5,641
Transfers between sub-accounts and the fixed account, net	(2,243)	(2,617)	(3,460)	(88)	309	107	9,380	2,692
Contract benefits	(1,777)	(1,627)	—	(226)	(356)	(282)	(71)	—
Contract terminations	(3,381)	(4,006)	(4,993)	(4,228)	(844)	(550)	(10,197)	(7,583)
Contract maintenance charges	(22)	(21)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(329)	50	1	1	(89)	(28)	5	2
Net increase (decrease) in net assets from contract transactions	(7,752)	(8,221)	(5,777)	(2,315)	(982)	(755)	6,435	752
Total increase (decrease) in net assets	12,785	(1,454)	19,773	6,366	1,063	50	34,143	11,302
Net Assets:
Beginning of period	101,648	103,102	120,133	113,767	13,730	13,680	173,372	162,070
End of period	$114,433	$101,648	$139,906	$120,133	$14,793	$13,730	$207,515	$173,372

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$—	$(3)	$50	$49	$69	$136	$240	$258
Net realized gain (loss) on investments	156	135	583	439	987	1,163	1,443	1,120
Unrealized appreciation (depreciation)	297	(137)	1,212	(295)	1,366	781	1,950	929
Net increase (decrease) in net assets from operations	453	(5)	1,845	193	2,422	2,080	3,633	2,307
Contract Transactions:
Payments received from contract owners	—	—	108	108	—	—	1,004	592
Transfers between sub-accounts and the fixed account, net	(434)	(1,869)	62	(7,003)	(921)	(44)	2,182	(1,008)
Contract benefits	(22)	(46)	—	(4)	(352)	(362)	—	—
Contract terminations	(79)	(197)	(135)	(250)	(584)	(946)	(410)	(499)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(17)	1	(1)	1	(96)	(39)	1	1
Net increase (decrease) in net assets from contract transactions	(553)	(2,112)	34	(7,148)	(1,955)	(1,393)	2,777	(914)
Total increase (decrease) in net assets	(100)	(2,117)	1,879	(6,955)	467	687	6,410	1,393
Net Assets:
Beginning of period	2,216	4,333	7,766	14,721	16,370	15,683	19,877	18,484
End of period	$2,116	$2,216	$9,645	$7,766	$16,837	$16,370	$26,287	$19,877
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(49)	$(59)	$6	$1	$(42)	$(98)	$246	$123
Net realized gain (loss) on investments	1,340	1,306	2,232	396	1,845	2,052	3,001	3,225
Unrealized appreciation (depreciation)	1,385	(1,349)	2,305	(640)	3,918	1,180	6,894	1,904
Net increase (decrease) in net assets from operations	2,676	(102)	4,543	(243)	5,721	3,134	10,141	5,252
Contract Transactions:
Payments received from contract owners	—	—	284	518	—	—	1,040	1,052
Transfers between sub-accounts and the fixed account, net	175	(3,689)	1,129	(7,396)	(1,311)	(1,736)	(111)	(371)
Contract benefits	(271)	(381)	—	—	(726)	(521)	—	(132)
Contract terminations	(250)	(602)	(486)	(369)	(1,464)	(1,264)	(1,665)	(1,449)
Contract maintenance charges	(1)	(1)	—	—	(7)	(6)	—	—
Other transfers (to) from EFILI, net	37	31	—	—	(125)	26	(1)	—
Net increase (decrease) in net assets from contract transactions	(310)	(4,642)	927	(7,247)	(3,633)	(3,501)	(737)	(900)
Total increase (decrease) in net assets	2,366	(4,744)	5,470	(7,490)	2,088	(367)	9,404	4,352
Net Assets:
Beginning of period	8,188	12,932	12,958	20,448	30,606	30,973	49,747	45,395
End of period	$10,554	$8,188	$18,428	$12,958	$32,694	$30,606	$59,151	$49,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$23	$10	$106	$72	$29	$20	$170	$135
Net realized gain (loss) on investments	996	67	2,124	299	48	63	193	185
Unrealized appreciation (depreciation)	(369)	275	(732)	365	248	130	1,132	342
Net increase (decrease) in net assets from operations	650	352	1,498	736	325	213	1,495	662
Contract Transactions:
Payments received from contract owners	—	—	60	121	—	—	208	374
Transfers between sub-accounts and the fixed account, net	(300)	(486)	(263)	(1,269)	38	473	(1,201)	2,815
Contract benefits	(71)	(52)	—	—	(13)	(18)	—	(5)
Contract terminations	(375)	(138)	(224)	(289)	(308)	(50)	(176)	(279)
Contract maintenance charges	(1)	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(24)	3	—	1	2	(28)	—	1
Net increase (decrease) in net assets from contract transactions	(771)	(674)	(427)	(1,436)	(281)	377	(1,169)	2,906
Total increase (decrease) in net assets	(121)	(322)	1,071	(700)	44	590	326	3,568
Net Assets:
Beginning of period	3,940	4,262	8,234	8,934	2,115	1,525	8,724	5,156
End of period	$3,819	$3,940	$9,305	$8,234	$2,159	$2,115	$9,050	$8,724
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(124)	$(55)	$(65)	$(24)	$20	$(3)	$117	$51
Net realized gain (loss) on investments	1,948	326	5,565	977	(616)	(14)	(155)	296
Unrealized appreciation (depreciation)	3,937	509	8,557	1,284	247	1,155	(511)	2,867
Net increase (decrease) in net assets from operations	5,761	780	14,057	2,237	(349)	1,138	(549)	3,214
Contract Transactions:
Payments received from contract owners	—	—	1,355	399	—	—	167	448
Transfers between sub-accounts and the fixed account, net	1,645	3,335	6,326	2,361	(1,265)	633	(3,206)	978
Contract benefits	(332)	(80)	—	—	(164)	(40)	—	—
Contract terminations	(1,106)	(122)	(623)	(520)	(440)	(66)	(142)	(734)
Contract maintenance charges	(4)	(2)	—	(2)	(1)	(1)	—	(1)
Other transfers (to) from EFILI, net	55	(24)	(12)	(1)	(1)	(31)	1	—
Net increase (decrease) in net assets from contract transactions	258	3,107	7,046	2,237	(1,871)	495	(3,180)	691
Total increase (decrease) in net assets	6,019	3,887	21,103	4,474	(2,220)	1,633	(3,729)	3,905
Net Assets:
Beginning of period	11,502	7,615	25,187	20,713	5,287	3,654	13,030	9,125
End of period	$17,521	$11,502	$46,290	$25,187	$3,067	$5,287	$9,301	$13,030

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(72)	$(114)	$1	$(63)	$(2)	$3	$75	$44
Net realized gain (loss) on investments	114	1,773	119	4,902	168	(58)	1,001	207
Unrealized appreciation (depreciation)	2,738	(3,781)	9,872	(11,675)	308	345	1,712	1,150
Net increase (decrease) in net assets from operations	2,780	(2,122)	9,992	(6,836)	474	290	2,788	1,401
Contract Transactions:
Payments received from contract owners	—	—	891	838	—	—	189	30
Transfers between sub-accounts and the fixed account, net	(1,631)	(6,230)	(6,515)	(15,983)	(127)	1,017	3,552	641
Contract benefits	(114)	(120)	(1)	(215)	(48)	(7)	—	—
Contract terminations	(783)	(970)	(1,927)	(1,950)	(122)	(38)	(140)	(404)
Contract maintenance charges	(2)	(4)	(1)	(8)	(4)	—	—	(1)
Other transfers (to) from EFILI, net	(25)	11	(2)	1	3	3	—	—
Net increase (decrease) in net assets from contract transactions	(2,555)	(7,313)	(7,555)	(17,317)	(298)	975	3,601	266
Total increase (decrease) in net assets	225	(9,435)	2,437	(24,153)	176	1,265	6,389	1,667
Net Assets:
Beginning of period	12,220	21,655	43,449	67,602	2,983	1,718	11,900	10,233
End of period	$12,445	$12,220	$45,886	$43,449	$3,159	$2,983	$18,289	$11,900
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(4)	$(3)	$93	$68	$(5)	$(4)	$39	$64
Net realized gain (loss) on investments	330	311	960	1,683	36	(122)	303	306
Unrealized appreciation (depreciation)	269	95	2,226	430	341	89	2,196	230
Net increase (decrease) in net assets from operations	595	403	3,279	2,181	372	(37)	2,538	600
Contract Transactions:
Payments received from contract owners	—	—	522	306	—	—	508	171
Transfers between sub-accounts and the fixed account, net	(121)	314	263	(508)	(217)	(2,759)	(1,768)	(2,242)
Contract benefits	(19)	(33)	—	—	(41)	(47)	—	—
Contract terminations	(153)	(63)	(171)	(307)	(51)	(168)	(154)	(1,055)
Contract maintenance charges	(1)	(1)	—	(1)	—	(3)	—	(1)
Other transfers (to) from EFILI, net	9	3	(1)	1	10	7	—	1
Net increase (decrease) in net assets from contract transactions	(285)	220	613	(509)	(299)	(2,970)	(1,414)	(3,126)
Total increase (decrease) in net assets	310	623	3,892	1,672	73	(3,007)	1,124	(2,526)
Net Assets:
Beginning of period	3,445	2,822	16,918	15,246	1,978	4,985	12,810	15,336
End of period	$3,755	$3,445	$20,810	$16,918	$2,051	$1,978	$13,934	$12,810
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$36	$27	$295	$262	$161	$191	$2,396	$2,352
Net realized gain (loss) on investments	81	38	1,311	513	55	(5)	674	106
Unrealized appreciation (depreciation)	4	120	(854)	65	254	300	2,505	2,631
Net increase (decrease) in net assets from operations	121	185	752	840	470	486	5,575	5,089
Contract Transactions:
Payments received from contract owners	—	—	379	588	—	—	3,813	1,225
Transfers between sub-accounts and the fixed account, net	(922)	(24)	(4,268)	671	120	(64)	4,643	1,767
Contract benefits	(96)	(60)	—	—	(156)	(131)	(39)	(27)
Contract terminations	(350)	(122)	(528)	(705)	(323)	(84)	(2,214)	(2,207)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	3	7	—	—	(30)	(6)	—	—
Net increase (decrease) in net assets from contract transactions	(1,366)	(200)	(4,417)	554	(391)	(287)	6,203	758
Total increase (decrease) in net assets	(1,245)	(15)	(3,665)	1,394	79	199	11,778	5,847
Net Assets:
Beginning of period	4,679	4,694	21,557	20,163	7,038	6,839	70,663	64,816
End of period	$3,434	$4,679	$17,892	$21,557	$7,117	$7,038	$82,441	$70,663

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(6)	$—	$67	$95
Net realized gain (loss) on investments	54	(19)	339	316
Unrealized appreciation (depreciation)	527	(52)	5,504	(944)
Net increase (decrease) in net assets from operations	575	(71)	5,910	(533)
Contract Transactions:
Payments received from contract owners	—	—	855	677
Transfers between sub-accounts and the fixed account, net	639	(250)	7,044	(151)
Contract benefits	(52)	(41)	—	—
Contract terminations	(46)	(8)	(291)	(499)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	13	2	—	—
Net increase (decrease) in net assets from contract transactions	554	(297)	7,608	27
Total increase (decrease) in net assets	1,129	(368)	13,518	(506)
Net Assets:
Beginning of period	1,536	1,904	13,906	14,412
End of period	$2,665	$1,536	$27,424	$13,906

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Net investment income (loss)	$11	$4	$150	$103
Net realized gain (loss) on investments	76	39	634	244
Unrealized appreciation (depreciation)	238	234	1,214	1,075
Net increase (decrease) in net assets from operations	325	277	1,998	1,422
Contract Transactions:
Payments received from contract owners	—	—	238	680
Transfers between sub-accounts and the fixed account, net	(315)	(182)	(372)	(191)
Contract benefits	(42)	(42)	—	—
Contract terminations	(103)	(44)	(382)	(376)
Contract maintenance charges	(1)	(1)	—	—
Other transfers (to) from EFILI, net	5	4	(1)	1
Net increase (decrease) in net assets from contract transactions	(456)	(265)	(517)	114
Total increase (decrease) in net assets	(131)	12	1,481	1,536
Net Assets
Beginning of period	2,555	2,543	13,526	11,990
End of period	$2,424	$2,555	$15,007	$13,526
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$7	$7	$62	$40
Net realized gain (loss) on investments	20	17	58	44
Unrealized appreciation (depreciation)	52	20	168	40
Net increase (decrease) in net assets from operations	79	44	288	124
Contract Transactions:
Payments received from contract owners	—	—	163	17
Transfers between sub-accounts and the fixed account, net	(63)	69	1,223	(147)
Contract benefits	(2)	—	—	—
Contract terminations	(18)	(31)	(162)	(34)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	1	—	2	—
Net increase (decrease) in net assets from contract transactions	(82)	38	1,226	(164)
Total increase (decrease) in net assets	(3)	82	1,514	(40)
Net Assets:
Beginning of period	1,084	1,002	3,188	3,228
End of period	$1,081	$1,084	$4,702	$3,188

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$4	$3	$55	$52	$7	$7	$73	$70
Net realized gain (loss) on investments	7	5	73	54	31	29	222	119
Unrealized appreciation (depreciation)	30	8	250	38	79	13	399	75
Net increase (decrease) in net assets from operations	41	16	378	144	117	49	694	264
Contract Transactions:
Payments received from contract owners	—	—	—	22	—	—	42	—
Transfers between sub-accounts and the fixed account, net	9	—	263	1,052	(48)	(46)	(157)	4
Contract benefits	—	—	—	—	—	—	—	(18)
Contract terminations	(2)	(2)	(276)	(109)	(159)	(129)	(276)	(368)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	—	(2)	(1)	—	—
Net increase (decrease) in net assets from contract transactions	7	(2)	(13)	965	(209)	(176)	(391)	(382)
Total increase (decrease) in net assets	48	14	365	1,109	(92)	(127)	303	(118)
Net Assets:
Beginning of period	398	384	3,943	2,834	1,084	1,211	5,513	5,631
End of period	$446	$398	$4,308	$3,943	$992	$1,084	$5,816	$5,513
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$7	$11	$100	$93	$23	$19	$284	$253
Net realized gain (loss) on investments	82	85	243	236	113	125	592	817
Unrealized appreciation (depreciation)	118	(6)	718	64	304	(1)	2,337	46
Net increase (decrease) in net assets from operations	207	90	1,061	393	440	143	3,213	1,116
Contract Transactions:
Payments received from contract owners	—	—	377	361	—	—	251	453
Transfers between sub-accounts and the fixed account, net	(502)	(364)	(165)	(145)	131	(42)	1,382	(1,362)
Contract benefits	—	—	(5)	—	—	—	—	—
Contract terminations	(218)	(950)	(379)	(376)	(24)	(165)	(772)	(568)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	—	—	2	(1)	(1)	—	1	(1)
Net increase (decrease) in net assets from contract transactions	(720)	(1,314)	(170)	(161)	105	(208)	862	(1,478)
Total increase (decrease) in net assets	(513)	(1,224)	891	232	545	(65)	4,075	(362)
Net Assets:
Beginning of period	1,828	3,052	7,380	7,148	2,723	2,788	19,636	19,998
End of period	$1,315	$1,828	$8,271	$7,380	$3,268	$2,723	$23,711	$19,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$11	$10	$156	$140	$7	$7	$165	$120
Net realized gain (loss) on investments	48	59	462	436	55	49	589	443
Unrealized appreciation (depreciation)	181	3	1,418	(16)	154	6	1,651	50
Net increase (decrease) in net assets from operations	240	72	2,036	560	216	62	2,405	613
Contract Transactions:
Payments received from contract owners	—	—	704	137	—	—	215	175
Transfers between sub-accounts and the fixed account, net	82	237	474	836	(1)	(15)	3,071	(95)
Contract benefits	(7)	(7)	—	—	(3)	(2)	—	(187)
Contract terminations	(5)	—	(477)	(488)	(81)	(24)	(687)	(283)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	1	(1)	(1)	1	1	—	(2)
Net increase (decrease) in net assets from contract transactions	70	231	700	484	(84)	(40)	2,599	(392)
Total increase (decrease) in net assets	310	303	2,736	1,044	132	22	5,004	221
Net Assets:
Beginning of period	1,412	1,109	11,130	10,086	1,129	1,107	10,344	10,123
End of period	$1,722	$1,412	$13,866	$11,130	$1,261	$1,129	$15,348	$10,344

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$23	$23	$13	$12	$27	$25	$(3)	$(2)	$102	$77
Net realized gain (loss) on investments	27	40	28	18	74	70	98	96	1,301	1,490
Unrealized appreciation (depreciation)	70	22	77	21	229	37	(13)	207	(20)	2,134
Net increase (decrease) in net assets from operations	120	85	118	51	330	132	82	301	1,383	3,701
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	967	758
Transfers between sub-accounts and the fixed account, net	—	—	—	334	—	—	(528)	53	(2,817)	3,406
Contract benefits	(139)	(290)	(83)	(66)	(136)	(109)	(14)	(14)	—	(136)
Contract terminations	—	—	—	—	—	—	(67)	(32)	(360)	(498)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(89)	19	8	9	6	5	3	1	1	1
Net increase (decrease) in net assets from contract transactions	(228)	(271)	(75)	277	(130)	(104)	(606)	8	(2,209)	3,531
Total increase (decrease) in net assets	(108)	(186)	43	328	200	28	(524)	309	(826)	7,232
Net Assets:
Beginning of period	1,822	2,008	1,049	721	2,235	2,207	2,079	1,770	23,607	16,375
End of period	$1,714	$1,822	$1,092	$1,049	$2,435	$2,235	$1,555	$2,079	$22,781	$23,607

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20%		VIP – FundsManager 50%		VIP – FundsManager 60%		VIP – FundsManager 70%
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$601	$579	$1,113	$1,090	$588	$810	$581	$652
Net realized gain (loss) on investments	847	1,208	3,385	3,140	7,928	8,385	3,755	4,523
Unrealized appreciation (depreciation)	2,613	(141)	11,823	55	16,026	(2,940)	11,339	(1,442)
Net increase (decrease) in net assets from operations	4,061	1,646	16,321	4,285	24,542	6,255	15,675	3,733
Contract Transactions:
Payments received from contract owners	2,005	1,454	2,620	2,673	2,376	1,909	2,748	2,238
Transfers between sub-accounts and the fixed account, net	(834)	(1,015)	6,603	1,241	1,755	2,634	4,628	(1,263)
Contract benefits	(320)	(306)	(966)	(897)	(942)	(466)	(399)	(338)
Contract terminations	(5,390)	(8,498)	(7,047)	(3,595)	(18,801)	(12,246)	(7,701)	(3,947)
Contract maintenance charges	(1)	(1)	(3)	(3)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	(10)	18	(294)	131	43	19	76	70
Net increase (decrease) in net assets from contract transactions	(4,550)	(8,348)	913	(450)	(15,572)	(8,153)	(649)	(3,241)
Total increase (decrease) in net assets	(489)	(6,702)	17,234	3,835	8,970	(1,898)	15,026	492
Net Assets:
Beginning of period	59,943	66,645	116,515	112,680	160,742	162,640	82,243	81,751
End of period	$59,454	$59,943	$133,749	$116,515	$169,712	$160,742	$97,269	$82,243
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85%		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$193	$224	$11	$12	$282	$295	$2	$1
Net realized gain (loss) on investments	1,408	1,867	25	403	652	2,227	25	16
Unrealized appreciation (depreciation)	6,316	(265)	279	(373)	2,086	(1,880)	200	65
Net increase (decrease) in net assets from operations	7,917	1,826	315	42	3,020	642	227	82
Contract Transactions:
Payments received from contract owners	1,072	937	—	—	379	1,089	—	—
Transfers between sub-accounts and the fixed account, net	(559)	(1,004)	(955)	732	(4,814)	2,873	227	16
Contract benefits	(184)	(138)	(54)	(117)	—	—	(2)	(1)
Contract terminations	(1,415)	(692)	(392)	(73)	(360)	(877)	(24)	(42)
Contract maintenance charges	(1)	(1)	—	—	—	(1)	—	(2)
Other transfers (to) from EFILI, net	(2)	(18)	8	4	1	—	(1)	(3)
Net increase (decrease) in net assets from contract transactions	(1,089)	(916)	(1,393)	546	(4,794)	3,084	200	(32)
Total increase (decrease) in net assets	6,828	910	(1,078)	588	(1,774)	3,726	427	50
Net Assets:
Beginning of period	34,816	33,906	2,986	2,398	23,031	19,305	831	781
End of period	$41,644	$34,816	$1,908	$2,986	$21,257	$23,031	$1,258	$831

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$51	$33	$15	$7	$58	$61	$—	$(2)
Net realized gain (loss) on investments	243	66	118	90	448	221	61	4
Unrealized appreciation (depreciation)	1,225	396	(127)	116	(559)	533	207	22
Net increase (decrease) in net assets from operations	1,519	495	6	213	(53)	815	268	24
Contract Transactions:
Payments received from contract owners	202	64	—	—	58	42	—	—
Transfers between sub-accounts and the fixed account, net	2,720	(271)	(606)	770	(4,140)	3,185	4,185	(108)
Contract benefits	—	—	(4)	(4)	—	—	(5)	(5)
Contract terminations	(218)	(108)	(233)	(66)	(107)	(86)	(9)	—
Contract maintenance charges	—	—	—	—	(3)	—	—	—
Other transfers (to) from EFILI, net	—	1	(1)	(1)	1	(1)	6	—
Net increase (decrease) in net assets from contract transactions	2,704	(314)	(844)	699	(4,191)	3,140	4,177	(113)
Total increase (decrease) in net assets	4,223	181	(838)	912	(4,244)	3,955	4,445	(89)
Net Assets:
Beginning of period	5,087	4,906	1,606	694	6,603	2,648	251	340
End of period	$9,310	$5,087	$768	$1,606	$2,359	$6,603	$4,696	$251

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$64	$16	$10	$8	$702	$611	$19	$—	$705	$666
Net realized gain (loss) on investments	879	144	2	1	51	(6)	(44)	(733)	(1)	(91)
Unrealized appreciation (depreciation)	2,451	(18)	—	8	—	628	1,872	1,023	511	620
Net increase (decrease) in net assets from operations	3,394	142	12	17	753	1,233	1,847	290	1,215	1,195
Contract Transactions:
Payments received from contract owners	729	51	—	—	2,091	969	194	3	312	206
Transfers between sub-accounts and the fixed account, net	6,974	2,368	247	115	3,081	4,647	972	(498)	410	(357)
Contract benefits	—	—	(19)	(1)	—	—	(44)	(28)	(14)	(19)
Contract terminations	(37)	(68)	(32)	(34)	(51)	(360)	(326)	(388)	(335)	(328)
Contract maintenance charges	—	—	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	1	(1)	10	9	—	(1)	6	5	3	(1)
Net increase (decrease) in net assets from contract transactions	7,667	2,350	206	89	5,121	5,255	801	(907)	376	(499)
Total increase (decrease) in net assets	11,061	2,492	218	106	5,874	6,488	2,648	(617)	1,591	696
Net Assets:
Beginning of period	5,256	2,764	295	189	19,415	12,927	5,173	5,790	12,923	12,227
End of period	$16,317	$5,256	$513	$295	$25,289	$19,415	$7,821	$5,173	$14,514	$12,923

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$42	$(13)	$46	$20	$(29)	$(26)
Net realized gain (loss) on investments	(7)	(121)	72	71	209	224
Unrealized appreciation (depreciation)	710	385	866	101	698	9
Net increase (decrease) in net assets from operations	745	251	984	192	878	207
Contract Transactions:
Payments received from contract owners	27	10	4	5	—	—
Transfers between sub-accounts and the fixed account, net	612	(454)	1,750	(67)	(154)	(106)
Contract benefits	(24)	(24)	(24)	(18)	(59)	(36)
Contract terminations	(135)	(115)	(32)	(48)	(46)	(78)
Contract maintenance charges	—	—	—	—	(2)	(1)
Other transfers (to) from EFILI, net	1	2	3	5	(20)	(7)
Net increase (decrease) in net assets from contract transactions	481	(581)	1,701	(123)	(281)	(228)
Total increase (decrease) in net asset	1,226	(330)	2,685	69	597	(21)
Net Assets:
Beginning of period	4,691	5,021	3,235	3,166	3,250	3,271
End of period	$5,917	$4,691	$5,920	$3,235	$3,847	$3,250

(In thousands)	Subaccounts Investing In:
	WFF – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$(2)	$19	$262	$125
Net realized gain (loss) on investments	121	162	769	(397)
Unrealized appreciation (depreciation)	141	(18)	2,653	1,904
Net increase (decrease) in net assets from operations	260	163	3,684	1,632
Contract Transactions:
Payments received from contract owners	—	—	632	162
Transfers between sub-accounts and the fixed account, net	(146)	(111)	(3,055)	2,271
Contract benefits	(39)	(49)	(221)	(113)
Contract terminations	(90)	(21)	(106)	(205)
Contract maintenance charges	—	—	(1)	(1)
Other transfers (to) from EFILI, net	(9)	2	16	7
Net increase (decrease) in net assets from contract transactions	(284)	(179)	(2,735)	2,121
Total increase (decrease) in net assets	(24)	(16)	949	3,753
Net Assets:
Beginning of period	1,485	1,501	12,680	8,927
End of period	$1,461	$1,485	$13,629	$12,680

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2017 and 2016

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$239	$17	$462	$555	$434	$383	$878	$919
Net realized gain (loss) on investments	(17)	5	(40)	(125)	(25)	(149)	(35)	14
Unrealized appreciation (depreciation)	(183)	181	39	84	273	652	1,370	252
Net increase (decrease) in net assets from operations	39	203	461	514	682	886	2,213	1,185
Contract Transactions:
Payments received from contract owners	27	328	1,321	2,213	124	505	1,183	1,819
Transfers between sub-accounts and the fixed account, net	108	303	(336)	47	(1,295)	929	865	(1,927)
Contract benefits	—	(1)	(2)	(65)	(9)	(4)	(68)	(48)
Contract terminations	(71)	(32)	(2,666)	(6,374)	(566)	(661)	(1,580)	(1,652)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	—	2	1	(35)	3
Net increase (decrease) in net assets from contract transactions	64	598	(1,684)	(4,180)	(1,744)	770	365	(1,805)
Total increase (decrease) in net assets	103	801	(1,223)	(3,666)	(1,062)	1,656	2,578	(620)
Net Assets:
Beginning of period	2,053	1,252	42,319	45,985	20,809	19,153	47,792	48,412
End of period	$2,156	$2,053	$41,096	$42,319	$19,747	$20,809	$50,370	$47,792

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Operations:
Net investment income (loss)	$328	$290	$(23)	$(26)	$148	$191
Net realized gain (loss) on investments	410	(525)	(132)	(677)	(32)	(26)
Unrealized appreciation (depreciation)	3,482	1,418	379	964	(41)	(137)
Net increase (decrease) in net assets from operations	4,220	1,183	224	261	75	28
Contract Transactions:
Payments received from contract owners	607	469	89	137	143	16
Transfers between sub-accounts and the fixed account, net	(1,299)	(7,255)	(297)	(2,905)	(718)	207
Contract benefits	(1)	(32)	—	(1)	—	(12)
Contract terminations	(1,108)	(672)	(904)	(593)	(288)	(180)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	—	1	(2)	1
Net increase (decrease) in net assets from contract transactions	(1,801)	(7,490)	(1,112)	(3,361)	(865)	32
Total increase (decrease) in net assets	2,419	(6,307)	(888)	(3,100)	(790)	60
Net Assets:
Beginning of period	32,174	38,481	12,398	15,498	6,648	6,588
End of period	$34,593	$32,174	$11,510	$12,398	$5,858	$6,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

As of December 31, 2017, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $20,053,000 and 681,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents other contract transfers.
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2017 or 2016. The Account had no Level 3 activity during 2017 and 2016.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

Effective December 18, 2017, redemption fees have been removed for all remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Industrials Investor Class

VIP - Utilities

VIP - Utilities Investor Class

VIP - Technology

VIP - Technology Investor Class

VIP - Energy

VIP - Energy Investor Class

VIP - Health Care

VIP - Health Care Investor Class

VIP - Consumer Discretionary

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples

VIP - Consumer Staples Investor Class

VIP - Materials

VIP - Materials Investor Class

VIP - Telecommunications

VIP - Telecommunications Investor Class

VIP - Financial Services

VIP - Financial Services Investor Class

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

EFILI collected these fees on behalf of these VIP portfolios through a redemption of units, but the fees were retained by the portfolios, not by EFILI, and were part of the portfolios' assets. The redemption fee was recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2017 were 0.045% to 0.79% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2017:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$9,161	$10,972
VIP - Government Money Market Investor Class	77,896	79,461
VIP - High Income	501	1,507
VIP - High Income Investor Class	8,816	12,493
VIP - Equity Income	1,967	5,632
VIP - Equity Income Investor Class	7,607	10,854
VIP - Growth	4,906	4,717
VIP - Growth Investor Class	13,441	5,781
VIP - Overseas	986	1,215
VIP - Overseas, Investor Class	9,238	4,432
VIP - Investment Grade Bond	1,167	3,720
VIP - Investment Grade Bond Investor Class	18,477	11,672
VIP - Asset Manager	3,641	2,091
VIP - Asset Manager Investor Class	6,154	2,902
VIP - Index 500	42,982	27,429
VIP - Asset Manager: Growth	1,084	969
VIP - Asset Manager: Growth Investor Class	3,884	1,189
VIP - Contrafund	7,590	9,393
VIP - Contrafund Investor Class	19,953	17,830
VIP - Balanced	1,789	2,319
VIP - Balanced Investor Class	36,942	23,904
VIP - Dynamic Capital Appreciation	213	630
VIP - Dynamic Capital Appreciation Investor Class	2,612	1,995
VIP - Growth & Income	1,191	2,670
VIP - Growth & Income Investor Class	11,979	8,399
VIP - Growth Opportunities	1,979	1,131
VIP - Growth Opportunities Investor Class	6,000	3,154
VIP - Mid Cap	2,212	4,463
VIP - Mid Cap Investor Class	10,072	8,150
VIP - Value Strategies	1,079	870
VIP - Value Strategies Investor Class	3,691	2,079
VIP - Utilities	374	626
VIP - Utilities Investor Class	1,470	2,469
VIP - Technology	5,423	4,598
VIP - Technology Investor Class	21,541	12,765
VIP - Energy	321	2,170
VIP - Energy Investor Class	2,708	5,766
VIP - Health Care	1,001	3,580
VIP - Heath Care Investor Class	7,444	14,819
VIP - Financial Services	2,364	2,636
VIP - Financial Services Investor Class	8,644	4,814
VIP - Industrials	897	1,036
VIP - Industrials Investor Class	5,318	3,839
VIP - Consumer Discretionary	175	481
VIP - Consumer Discretionary Investor Class	2,347	3,723

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Real Estate	$381	$1,455
VIP - Real Estate Investor Class	3,144	5,989
VIP - Strategic Income	935	1,127
VIP - Strategic Income Investor Class	17,867	8,853
VIP - International Capital Appreciation	946	399
VIP - International Capital Appreciation Investor Class	10,184	2,509
VIP - Value Leaders Investor Class	—	—
VIP - Value	201	583
VIP - Value Investor Class	3,060	3,031
VIP - Freedom Income	94	160
VIP - Freedom Income Investor Class	1,828	502
VIP - Freedom 2005	22	5
VIP - Freedom 2005 Investor Class	893	804
VIP - Freedom 2010	35	216
VIP - Freedom 2010 Investor Class	522	739
VIP - Freedom 2015	90	758
VIP - Freedom 2015 Investor Class	1,052	950
VIP - Freedom 2020	412	202
VIP - Freedom 2020 Investor Class	2,657	1,042
VIP - Freedom 2025	170	46
VIP - Freedom 2025 Investor Class	2,312	1,158
VIP - Freedom 2030	95	129
VIP - Freedom 2030 Investor Class	4,065	914
VIP - Freedom Lifetime Income I	66	247
VIP - Freedom Lifetime Income II	46	89
VIP - Freedom Lifetime Income III	110	150
VIP - Disciplined Small Cap	553	1,107
VIP - Disciplined Small Cap Investor Class	6,587	8,117
VIP - FundsManager 20%	11,640	15,245
VIP - FundsManager 50%	18,652	15,668
VIP - FundsManager 60%	17,159	28,674
VIP - FundsManager 70%	15,102	14,531
VIP - FundsManager 85%	5,491	6,019
VIP - Consumer Staples	91	1,473
VIP - Consumer Staples Investor Class	3,273	7,785
VIP - Materials	367	148
VIP - Materials Investor Class	4,742	1,869
VIP - Telecommunications	228	1,037
VIP - Telecommunications Investor Class	1,256	5,321
VIP - Emerging Markets	4,615	441
VIP - Emerging Markets Investor	12,428	4,683
VIP - Floating Rate High Income	409	194
VIP - Floating Rate High Income Investor Class	9,474	3,651
VIF - Emerging Markets Equity	2,374	1,554
VIF - Emerging Markets Debt	2,530	1,452
VIF - Global Strategist	1,309	715
Invesco - V.I. Global Core Equity	2,086	339
WFF - VT Discovery	187	314
WFF - VT Opportunity	135	306
Lazard - Retirement Emerging Markets	4,574	7,042
PVIT - Commodity Real Return	832	530
PVIT - Low Duration	6,046	7,268
PVIT - Real Return Portfolio	1,515	2,827
PVIT - Total Return Portfolio	5,864	4,620
Blackrock - Global Allocation V.I.	3,543	4,673
FTVIP - Templeton Global Bond	1,134	2,230
FTVIP - Franklin U.S. Gov't Securities	1,568	2,284

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2017:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	18,359	$18,359	$1.00
VIP - Government Money Market Investor Class	91,332	91,332	1.00
VIP - High Income	1,415	17,044	5.45
VIP - High Income Investor Class	7,700	46,211	5.43
VIP - Equity Income	1,918	48,765	23.89
VIP - Equity Income Investor Class	1,669	40,738	23.77
VIP - Growth	667	36,499	74.05
VIP - Growth Investor Class	438	28,065	73.73
VIP - Overseas	428	10,588	22.87
VIP - Overseas, Investor Class	1,101	24,330	22.79
VIP - Investment Grade Bond	1,446	19,701	12.80
VIP - Investment Grade Bond Investor Class	5,138	67,589	12.75
VIP - Asset Manager	1,799	30,366	15.23
VIP - Asset Manager Investor Class	1,616	26,259	15.13
VIP - Index 500	913	189,571	271.18
VIP - Asset Manager: Growth	389	6,799	19.21
VIP - Asset Manager Growth Investor Class	494	9,216	19.10
VIP - Contrafund	3,016	94,007	37.94
VIP - Contrafund Investor Class	3,707	124,695	37.74
VIP - Balanced	788	13,189	18.76
VIP - Balanced Investor Class	11,151	184,500	18.61
VIP - Dynamic Capital Appreciation	147	2,001	14.43
VIP - Dynamic Capital Appreciation Investor Class	670	8,941	14.40
VIP - Growth & Income	741	13,445	22.71
VIP - Growth & Income Investor Class	1,162	23,883	22.62
VIP - Growth Opportunities	293	9,791	36.08
VIP - Growth Opportunities Investor Class	514	17,769	35.87
VIP - Mid Cap	839	29,014	38.94
VIP - Mid Cap Investor Class	1,528	53,777	38.72
VIP - Value Strategies	267	3,863	14.27
VIP - Value Strategies Investor Class	656	9,591	14.18
VIP - Utilities	129	2,021	16.73
VIP - Utilities Investor Class	544	8,540	16.64
VIP - Technology	950	13,218	18.43
VIP - Technology Investor Class	2,541	36,708	18.22
VIP - Energy	154	4,457	19.86
VIP - Energy Investor Class	469	11,925	19.82
VIP - Health Care	471	12,926	26.44
VIP - Heath Care Investor Class	1,749	47,945	26.23
VIP - Financial Services	230	3,177	13.72
VIP - Financial Services Investor Class	1,339	15,775	13.66
VIP - Industrials	157	3,346	23.85
VIP - Industrials Investor Class	878	19,059	23.69
VIP - Consumer Discretionary	92	1,732	22.27
VIP - Consumer Discretionary Investor Class	627	11,778	22.21
VIP - Real Estate	177	4,351	19.44
VIP - Real Estate Investor Class	925	19,398	19.34
VIP - Strategic Income	619	7,276	11.50
VIP - Strategic Income Investor Class	7,194	84,620	11.46
VIP - International Capital Appreciation	153	2,254	17.39
VIP - International Capital Appreciation Investor Class	1,589	22,694	17.26
VIP - Value	148	2,317	16.36
VIP - Value Investor Class	919	14,297	16.33
VIP - Freedom Income	93	1,020	11.63
VIP - Freedom Income Investor Class	403	4,566	11.67

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom 2005	36	$424	$12.39
VIP - Freedom 2005 Investor Class	364	4,130	11.85
VIP - Freedom 2010	74	917	13.43
VIP - Freedom 2010 Investor Class	455	5,191	12.78
VIP - Freedom 2015	96	1,224	13.68
VIP - Freedom 2015 Investor Class	650	7,427	12.72
VIP - Freedom 2020	233	2,918	14.03
VIP - Freedom 2020 Investor Class	1,832	21,333	12.94
VIP - Freedom 2025	118	1,531	14.64
VIP - Freedom 2025 Investor Class	1,006	12,478	13.78
VIP - Freedom 2030	86	1,128	14.67
VIP - Freedom 2030 Investor Class	1,128	13,455	13.61
VIP - Freedom Lifetime Income I	153	1,729	11.21
VIP - Freedom Lifetime Income II	86	1,014	12.70
VIP - Freedom Lifetime Income III	186	2,229	13.07
VIP - Disciplined Small Cap	92	1,485	16.86
VIP - Disciplined Small Cap Investor Class	1,357	21,333	16.79
VIP - Funds Manager 20%	5,117	58,115	11.62
VIP - Funds Manager 50%	9,902	117,875	13.52
VIP - Funds Manager 60%	13,577	145,835	12.50
VIP - Funds Manager 70%	6,927	83,427	14.04
VIP - Funds Manager 85%	2,910	34,954	14.31
VIP - Consumer Staples	97	1,828	19.72
VIP - Consumer Staples Investor Class	1,082	20,061	19.64
VIP - Materials	78	1,146	16.18
VIP - Materials Investor Class	576	8,711	16.17
VIP - Telecommunications	60	779	12.74
VIP - Telecommunications Investor Class	187	2,407	12.65
VIP - Emerging Markets	384	4,520	12.23
VIP - Emerging Markets Investor Class	1,341	14,420	12.17
VIP - Floating Rate High Income	52	517	9.93
VIP - Floating Rate High Income Investor Class	2,549	25,586	9.92
VIF - Emerging Markets Equity	443	9,677	17.64
VIF - Emerging Markets Debt	1,796	16,444	8.08
VIF - Global Strategist	530	6,465	11.16
Invesco - V.I. Global Core Equity	552	4,913	10.73
WFF - VT Discovery	121	3,857	31.74
WFF - VT Opportunity	54	1,515	27.14
Lazard - Retirement Emerging Markets	585	14,517	23.31
PVIT - Commodity Real Return	301	3,476	7.16
PVIT - Low Duration	4,013	42,897	10.24
PVIT - Real Return Portfolio	1,590	22,905	12.42
PVIT - Total Return Portfolio	4,604	53,113	10.94
Blackrock - Global Allocation V.I.	2,010	35,060	17.21
FTVIP - Templeton Global Bond	697	13,777	16.51
FTVIP - Franklin U.S. Gov't Securities	485	6,292	12.08

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Government Money Market
Units Issued	511	796	4	—
Units Redeemed	(592)	(895)	(9)	(16)
Net Increase (Decrease)	(81)	(99)	(5)	(16)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - High Income
Units Issued	3	10	—	1
Units Redeemed	(22)	(20)	(6)	(4)
Net Increase (Decrease)	(19)	(10)	(6)	(3)
VIP - Equity-Income
Units Issued	3	8	—	—
Units Redeemed	(43)	(50)	(6)	(6)
Net Increase (Decrease)	(40)	(42)	(6)	(6)
VIP - Growth
Units Issued	12	28	3	—
Units Redeemed	(32)	(57)	(4)	(4)
Net Increase (Decrease)	(20)	(29)	(1)	(4)
VIP - Overseas
Units Issued	18	4	1	—
Units Redeemed	(24)	(30)	(2)	(2)
Net Increase (Decrease)	(6)	(26)	(1)	(2)
VIP - Investment Grade Bond
Units Issued	20	36	—	1
Units Redeemed	(76)	(77)	(13)	(9)
Net Increase (Decrease)	(56)	(41)	(13)	(8)
VIP - Asset Manager
Units Issued	3	3	—	—
Units Redeemed	(29)	(81)	(4)	(5)
Net Increase (Decrease)	(26)	(78)	(4)	(5)
VIP - Index 500
Units Issued	47	68	—	22
Units Redeemed	(85)	(100)	(16)	(9)
Net Increase (Decrease)	(38)	(32)	(16)	13
VIP - Asset Manager: Growth
Units Issued	6	1	—	—
Units Redeemed	(26)	(28)	(3)	(5)
Net Increase (Decrease)	(20)	(27)	(3)	(5)
VIP - Contrafund
Units Issued	15	26	—	2
Units Redeemed	(91)	(123)	(13)	(16)
Net Increase (Decrease)	(76)	(97)	(13)	(14)
VIP - Balanced
Units Issued	39	36	—	9
Units Redeemed	(62)	(64)	(9)	(8)
Net Increase (Decrease)	(23)	(28)	(9)	1
VIP - Dynamic Capital Appreciation
Units Issued	2	6	—	—
Units Redeemed	(20)	(77)	(1)	(11)
Net Increase (Decrease)	(18)	(71)	(1)	(11)
VIP - Growth & Income
Units Issued	16	30	—	1
Units Redeemed	(59)	(71)	(11)	(9)
Net Increase (Decrease)	(43)	(41)	(11)	(8)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - Growth Opportunities
Units Issued	28	101	2	2
Units Redeemed	(37)	(276)	(5)	(14)
Net Increase (Decrease)	(9)	(175)	(3)	(12)
VIP - Mid Cap
Units Issued	14	15	1	1
Units Redeemed	(83)	(95)	(14)	(15)
Net Increase (Decrease)	(69)	(80)	(13)	(14)
VIP - Value Strategies
Units Issued	3	12	1	1
Units Redeemed	(29)	(38)	(4)	(2)
Net Increase (Decrease)	(26)	(26)	(3)	(1)
VIP - Utilities
Units Issued	7	49	6	2
Units Redeemed	(24)	(31)	(1)	(4)
Net Increase (Decrease)	(17)	18	5	(2)
VIP - Technology
Units Issued	137	185	17	1
Units Redeemed	(142)	(55)	(3)	(10)
Net Increase (Decrease)	(5)	130	14	(9)
VIP - Energy
Units Issued	13	58	1	3
Units Redeemed	(87)	(43)	(4)	(2)
Net Increase (Decrease)	(74)	15	(3)	1
VIP - Health Care
Units Issued	27	30	1	—
Units Redeemed	(80)	(207)	(9)	(23)
Net Increase (Decrease)	(53)	(177)	(8)	(23)
VIP - Financial Services
Units Issued	149	74	3	28
Units Redeemed	(161)	(34)	(16)	(1)
Net Increase (Decrease)	(12)	40	(13)	27
VIP - Industrials
Units Issued	15	12	2	2
Units Redeemed	(22)	(8)	(2)	(1)
Net Increase (Decrease)	(7)	4	—	1
VIP - Consumer Discretionary
Units Issued	5	18	—	1
Units Redeemed	(15)	(142)	(1)	(2)
Net Increase (Decrease)	(10)	(124)	(1)	(1)
VIP - Real Estate
Units Issued	2	24	—	3
Units Redeemed	(35)	(28)	(7)	(7)
Net Increase (Decrease)	(33)	(4)	(7)	(4)
VIP - Strategic Income
Units Issued	39	32	3	2
Units Redeemed	(54)	(38)	(7)	(13)
Net Increase (Decrease)	(15)	(6)	(4)	(11)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - International Capital Appreciation
Units Issued	39	9	11	0
Units Redeemed	(21)	(28)	(1)	(1)
Net Increase (Decrease)	18	(19)	10	(1)
VIP - Value
Units Issued	5	55	1	1
Units Redeemed	(25)	(66)	(3)	(3)
Net Increase (Decrease)	(20)	(11)	(2)	(2)
VIP - Freedom Income
Units Issued	4	12	—	—
Units Redeemed	(10)	(9)	—	—
Net Increase (Decrease)	(6)	3	—	—
VIP - Freedom 2005
Units Issued	1	—	—	—
Units Redeemed	—	—	—	—
Net Increase (Decrease)	1	—	—	—
VIP - Freedom 2010
Units Issued	—	2	—	—
Units Redeemed	(12)	(12)	—	—
Net Increase (Decrease)	(12)	(10)	—	—
VIP - Freedom 2015
Units Issued	1	8	—	—
Units Redeemed	(40)	(88)	—	—
Net Increase (Decrease)	(39)	(80)	—	—
VIP - Freedom 2020
Units Issued	15	14	—	—
Units Redeemed	(9)	(26)	—	—
Net Increase (Decrease)	6	(12)	—	—
VIP - Freedom 2025
Units Issued	5	25	—	—
Units Redeemed	(2)	(12)	—	—
Net Increase (Decrease)	3	13	—	—
VIP - Freedom 2030
Units Issued	2	1	—	—
Units Redeemed	(6)	(3)	—	—
Net Increase (Decrease)	(4)	(2)	—	—
VIP - Disciplined Small Cap
Units Issued	26	35	1	2
Units Redeemed	(55)	(33)	(5)	(8)
Net Increase (Decrease)	(29)	2	(4)	(6)
VIP - FundsManager 20%
Units Issued	—	47	—	3
Units Redeemed	(18)	(93)	(6)	(27)
Net Increase (Decrease)	(18)	(46)	(6)	(24)
VIP - FundsManager 50%
Units Issued	36	30	—	7
Units Redeemed	(122)	(49)	(40)	(33)
Net Increase (Decrease)	(86)	(19)	(40)	(26)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
VIP - FundsManager 60%
Units Issued	16	87	5	1
Units Redeemed	(60)	(22)	(5)	(6)
Net Increase (Decrease)	(44)	65	—	(5)
VIP - FundsManager 70%
Units Issued	53	10	4	4
Units Redeemed	(7)	(64)	(22)	(17)
Net Increase (Decrease)	46	(54)	(18)	(13)
VIP - FundsManager 85%
Units Issued	25	19	—	0
Units Redeemed	(60)	(26)	(8)	(7)
Net Increase (Decrease)	(35)	(7)	(8)	(7)
VIP - Consumer Staples
Units Issued	3	129	—	12
Units Redeemed	(55)	(98)	(6)	(19)
Net Increase (Decrease)	(52)	31	(6)	(7)
VIP - Materials
Units Issued	16	15	1	1
Units Redeemed	(6)	(18)	(1)	—
Net Increase (Decrease)	10	(3)	—	1
VIP - Telecommunications
Units Issued	13	84	—	6
Units Redeemed	(63)	(40)	(5)	(1)
Net Increase (Decrease)	(50)	44	(5)	5
VIP - Emerging Markets
Units Issued	420	12	13	18
Units Redeemed	(42)	(24)	(3)	(19)
Net Increase (Decrease)	378	(12)	10	(1)
VIP - Floating Rate High Income
Units Issued	19	15	19	1
Units Redeemed	(16)	(7)	(2)	—
Net Increase (Decrease)	3	8	17	1
VIF - Emerging Markets Equity
Units Issued	5	14	—	—
Units Redeemed	(11)	(29)	(1)	(1)
Net Increase (Decrease)	(6)	(15)	(1)	(1)
VIF - Emerging Markets Debt
Units Issued	2	15	—	1
Units Redeemed	(7)	(20)	(1)	—
Net Increase (Decrease)	(5)	(5)	(1)	1
VIF - Global Strategist
Units Issued	—	2	—	—
Units Redeemed	(9)	(6)	(1)	(1)
Net Increase (Decrease)	(9)	(4)	(1)	(1)
Invesco - V.I. Global Core Equity
Units Issued	21	2	—	—
Units Redeemed	(3)	(4)	(1)	(1)
Net Increase (Decrease)	18	(2)	(1)	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2017	2016	2017	2016
WFF - VT Discovery
Units Issued	—	—	—	—
Units Redeemed	(5)	(5)	(2)	(1)
Net Increase (Decrease)	(5)	(5)	(2)	(1)
WFF - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(6)	(4)	(1)	(1)
Net Increase (Decrease)	(6)	(4)	(1)	(1)
Lazard - Retirement Emerging Markets
Units Issued	33	242	2	12
Units Redeemed	(217)	(54)	(5)	(8)
Net Increase (Decrease)	(184)	188	(3)	4
PVIT - Commodity Real Return
Units Issued	—	—	1	4
Units Redeemed	—	—	(4)	—
Net Increase (Decrease)	—	—	(3)	4
PVIT - Low Duration
Units Issued	11	45	—	—
Units Redeemed	(37)	(32)	—	—
Net Increase (Decrease)	(26)	13	—	—
PVIT - Real Return
Units Issued	5	14	—	—
Units Redeemed	(16)	(30)	—	—
Net Increase (Decrease)	(11)	(16)	—	—
PVIT - Total Return
Units Issued	12	35	—	—
Units Redeemed	(23)	(41)	(4)	(1)
Net Increase (Decrease)	(11)	(6)	(4)	(1)
Blackrock - Global Allocation V.I.
Units Issued	12	12	—	—
Units Redeemed	(49)	(36)	—	(21)
Net Increase (Decrease)	(37)	(24)	—	(21)
FTVIP - Templeton Global Bond
Units Issued	11	1	—	—
Units Redeemed	(3)	(13)	—	—
Net Increase (Decrease)	8	(12)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	36	226	—	—
Units Redeemed	(14)	(220)	—	—
Net Increase (Decrease)	22	6	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Government Money Market Investor Class
Units Issued	15,711	14,643	18	256
Units Redeemed	(15,789)	(12,481)	(18)	(279)
Net Increase (Decrease)	(78)	2,162	—	(23)
VIP - High Income Investor Class
Units Issued	409	697	—	—
Units Redeemed	(723)	(500)	—	—
Net Increase (Decrease)	(314)	197	—	—
VIP - Equity-Income Investor Class
Units Issued	330	589	—	—
Units Redeemed	(537)	(442)	—	—
Net Increase (Decrease)	(207)	147	—	—
VIP - Growth Investor Class
Units Issued	453	150	—	—
Units Redeemed	(231)	(241)	—	—
Net Increase (Decrease)	222	(91)	—	—
VIP - Overseas, Investor Class
Units Issued	566	188	—	—
Units Redeemed	(310)	(369)	—	—
Net Increase (Decrease)	256	(181)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	1,293	2,189	—	—
Units Redeemed	(919)	(1,501)	—	—
Net Increase (Decrease)	374	688	—	—
VIP - Asset Manager Investor Class
Units Issued	193	95	—	—
Units Redeemed	(161)	(281)	—	—
Net Increase (Decrease)	32	(186)	—	—
VIP - Index 500
Units Issued	1,683	2,055	—	—
Units Redeemed	(1,034)	(960)	—	—
Net Increase (Decrease)	649	1,095	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	148	30	—	—
Units Redeemed	(62)	(83)	—	—
Net Increase (Decrease)	86	(53)	—	—
VIP - Contrafund Investor Class
Units Issued	608	679	—	—
Units Redeemed	(812)	(774)	—	—
Net Increase (Decrease)	(204)	(95)	—	—
VIP - Balanced Investor Class
Units Issued	1,557	1,289	—	—
Units Redeemed	(893)	(934)	—	—
Net Increase (Decrease)	664	355	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	86	40	—	—
Units Redeemed	(81)	(363)	—	—
Net Increase (Decrease)	5	(323)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Growth & Income Investor Class
Units Issued	475	252	—	—
Units Redeemed	(364)	(317)	—	—
Net Increase (Decrease)	111	(65)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	161	82	—	—
Units Redeemed	(126)	(409)	—	—
Net Increase (Decrease)	35	(327)	—	—
VIP - Mid Cap Investor Class
Units Issued	343	362	—	—
Units Redeemed	(348)	(387)	—	—
Net Increase (Decrease)	(5)	(25)	—	—
VIP - Value Strategies Investor Class
Units Issued	75	83	—	—
Units Redeemed	(94)	(156)	—	—
Net Increase (Decrease)	(19)	(73)	—	—
VIP - Utilities Investor Class
Units Issued	56	328	—	—
Units Redeemed	(106)	(185)	—	—
Net Increase (Decrease)	(50)	143	—	—
VIP - Technology Investor Class
Units Issued	639	385	—	—
Units Redeemed	(422)	(287)	—	—
Net Increase (Decrease)	217	98	—	—
VIP - Energy Investor Class
Units Issued	192	403	—	—
Units Redeemed	(406)	(347)	—	—
Net Increase (Decrease)	(214)	56	—	—
VIP - Health Care Investor Class
Units Issued	247	272	—	—
Units Redeemed	(456)	(794)	—	—
Net Increase (Decrease)	(209)	(522)	—	—
VIP - Financial Services Investor Class
Units Issued	556	310	—	—
Units Redeemed	(351)	(311)	—	—
Net Increase (Decrease)	205	(1)	—	—
VIP - Industrials Investor Class
Units Issued	180	158	—	—
Units Redeemed	(156)	(191)	—	—
Net Increase (Decrease)	24	(33)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	89	133	—	—
Units Redeemed	(144)	(261)	—	—
Net Increase (Decrease)	(55)	(128)	—	—
VIP - Real Estate Investor Class
Units Issued	84	312	—	—
Units Redeemed	(284)	(291)	—	—
Net Increase (Decrease)	(200)	21	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Strategic Income Investor Class
Units Issued	1,098	799	—	—
Units Redeemed	(673)	(717)	—	—
Net Increase (Decrease)	425	82	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	566	238	—	—
Units Redeemed	(177)	(237)	—	—
Net Increase (Decrease)	389	1	—	—
VIP - Value Investor Class
Units Issued	123	288	—	—
Units Redeemed	(146)	(279)	—	—
Net Increase (Decrease)	(23)	9	—	—
VIP - Freedom Income Investor Class
Units Issued	124	116	—	—
Units Redeemed	(31)	(122)	—	—
Net Increase (Decrease)	93	(6)	—	—
VIP - Freedom 2005 Investor Class
Units Issued	42	82	—	—
Units Redeemed	(52)	(13)	—	—
Net Increase (Decrease)	(10)	69	—	—
VIP - Freedom 2010 Investor Class
Units Issued	19	6	—	—
Units Redeemed	(38)	(31)	—	—
Net Increase (Decrease)	(19)	(25)	—	—
VIP - Freedom 2015 Investor Class
Units Issued	41	87	—	—
Units Redeemed	(49)	(98)	—	—
Net Increase (Decrease)	(8)	(11)	—	—
VIP - Freedom 2020 Investor Class
Units Issued	97	104	—	—
Units Redeemed	(58)	(202)	—	—
Net Increase (Decrease)	39	(98)	—	—
VIP - Freedom 2025 Investor Class
Units Issued	91	110	—	—
Units Redeemed	(57)	(80)	—	—
Net Increase (Decrease)	34	30	—	—
VIP - Freedom 2030 Investor Class
Units Issued	176	58	—	—
Units Redeemed	(44)	(82)	—	—
Net Increase (Decrease)	132	(24)	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	—	1
Units Redeemed	—	—	(14)	(18)
Net Increase (Decrease)	—	—	(14)	(17)
VIP - Freedom Lifetime Income II
Units Issued	—	—	—	21
Units Redeemed	—	—	(5)	(4)
Net Increase (Decrease)	—	—	(5)	17
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIP - Freedom Lifetime Income III
Units Issued	—	—	—	—
Units Redeemed	—	—	(7)	(6)
Net Increase (Decrease)	—	—	(7)	(6)
VIP - Disciplined Small Cap Investor Class
Units Issued	280	401	—	—
Units Redeemed	(400)	(243)	—	—
Net Increase (Decrease)	(120)	158	—	—
VIP - FundsManager 20%
Units Issued	784	669	—	—
Units Redeemed	(1,062)	(1,223)	(4)	(3)
Net Increase (Decrease)	(278)	(554)	(4)	(3)
VIP - FundsManager 50%
Units Issued	1,003	954	1	59
Units Redeemed	(809)	(971)	(19)	(18)
Net Increase (Decrease)	194	(17)	(18)	41
VIP - FundsManager 60%
Units Issued	744	675	15	126
Units Redeemed	(970)	(786)	(47)	(27)
Net Increase (Decrease)	(226)	(111)	(32)	99
VIP - FundsManager 70%
Units Issued	781	512	15	13
Units Redeemed	(834)	(646)	(5)	(5)
Net Increase (Decrease)	(53)	(134)	10	8
VIP - FundsManager 85%
Units Issued	254	125	—	—
Units Redeemed	(268)	(156)	(4)	(4)
Net Increase (Decrease)	(14)	(31)	(4)	(4)
VIP - Consumer Staples Investor Class
Units Issued	135	538	—	—
Units Redeemed	(326)	(406)	—	—
Net Increase (Decrease)	(191)	132	—	—
VIP - Materials Investor Class
Units Issued	233	92	—	—
Units Redeemed	(107)	(108)	—	—
Net Increase (Decrease)	126	(16)	—	—
VIP - Telecommunications Investor Class
Units Issued	72	288	—	—
Units Redeemed	(302)	(112)	—	—
Net Increase (Decrease)	(230)	176	—	—
VIP - Emerging Markets Investor Class
Units Issued	1,020	510	—	—
Units Redeemed	(401)	(262)	—	—
Net Increase (Decrease)	619	248	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	882	679	—	—
Units Redeemed	(418)	(186)	—	—
Net Increase (Decrease)	464	493	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2017	2016	2017	2016
VIF - Emerging Markets Equity
Units Issued	159	68	—	—
Units Redeemed	(87)	(116)	—	—
Net Increase (Decrease)	72	(48)	—	—
VIF - Emerging Market Debt
Units Issued	111	113	—	—
Units Redeemed	(65)	(139)	—	—
Net Increase (Decrease)	46	(26)	—	—
VIF - Global Strategist
Units Issued	77	12	—	—
Units Redeemed	(36)	(47)	—	—
Net Increase (Decrease)	41	(35)	—	—
Invesco - V.I. Global Core Equity
Units Issued	111	28	—	—
Units Redeemed	(15)	(36)	—	—
Net Increase (Decrease)	96	(8)	—	—
Lazard - Retirement Emerging Markets
Units Issued	309	161	—	—
Units Redeemed	(257)	(203)	—	—
Net Increase (Decrease)	52	(42)	—	—
PVIT - Commodity Real Return
Units Issued	100	244	—	—
Units Redeemed	(87)	(146)	—	—
Net Increase (Decrease)	13	98	—	—
PVIT - Low Duration
Units Issued	517	1,155	—	—
Units Redeemed	(637)	(1,542)	—	—
Net Increase (Decrease)	(120)	(387)	—	—
PVIT - Real Return
Units Issued	81	342	—	—
Units Redeemed	(206)	(265)	—	—
Net Increase (Decrease)	(125)	77	—	—
PVIT - Total Return
Units Issued	407	554	—	—
Units Redeemed	(365)	(700)	—	—
Net Increase (Decrease)	42	(146)	—	—
Blackrock - Global Allocation V.I.
Units Issued	237	294	—	—
Units Redeemed	(340)	(887)	—	—
Net Increase (Decrease)	(103)	(593)	—	—
FTVIP - Templeton Global Bond
Units Issued	94	96	—	—
Units Redeemed	(201)	(407)	—	—
Net Increase (Decrease)	(107)	(311)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	103	303	—	—
Units Redeemed	(207)	(306)	—	—
Net Increase (Decrease)	(104)	(3)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

	Fidelity Growth and Guaranteed Income
(in thousands)	2017	2016
VIP - Government Money Market Investor Class
Units Issued	219	201
Units Redeemed	(311)	(128)
Net Increase (Decrease)	(92)	73
VIP - Balanced Investor Class
Units Issued	9	4
Units Redeemed	(445)	(413)
Net Increase (Decrease)	(436)	(409)
VIP - FundsManager 60%
Units Issued	—	—
Units Redeemed	(596)	(576)
Net Increase (Decrease)	(596)	(576)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	970	$20.82	$20.09	$20,171	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	1,085	$20.94	$20.25	$22,686	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2014	1,320	$21.11	$20.45	$27,814	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	1,570	$21.27	$20.66	$33,367	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
VIP - Government Money Market Investor Class
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	8,751	$9.99	$9.06	$92,896	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	6,540	$9.98	$9.17	$69,678	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2014	6,317	$9.99	$9.30	$67,310	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	6,696	$10.00	$9.43	$72,170	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
VIP - High Income
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%
2016	167	$51.64	$49.83	$8,580	0.80%	1.00%	5.26%	13.69%	13.46%
2015	180	$45.42	$43.92	$8,127	0.80%	1.00%	6.01%	(4.40%)	(4.59%)
2014	218	$47.51	$46.04	$10,302	0.80%	1.00%	5.11%	0.35%	0.14%
2013	261	$47.34	$45.97	$12,299	0.80%	1.00%	5.30%	5.10%	4.89%
VIP - High Income Investor Class
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
2016	2,613	$14.73	$23.20	$44,774	0.10%	0.25%	5.60%	14.52%	14.35%
2015	2,417	$12.86	$16.96	$36,282	0.10%	0.25%	6.34%	(3.77%)	(3.92%)
2014	2,453	$13.37	$21.12	$38,611	0.10%	0.25%	4.86%	1.02%	0.87%
2013	2,952	$13.23	$20.93	$46,117	0.10%	0.25%	5.93%	5.84%	5.69%
VIP - Equity-Income
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
2016	442	$103.72	$100.10	$45,709	0.80%	1.00%	2.27%	17.07%	16.84%
2015	490	$88.60	$85.68	$43,262	0.80%	1.00%	3.06%	(4.73%)	(4.92%)
2014	566	$93.00	$90.11	$52,521	0.80%	1.00%	2.77%	7.85%	7.63%
2013	635	$86.23	$83.72	$54,533	0.80%	1.00%	2.51%	27.12%	26.87%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Equity-Income Investor Class
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
2016	1,909	$21.64	$31.98	$39,641	0.10%	0.25%	2.45%	17.75%	17.57%
2015	1,762	$18.37	$16.47	$31,025	0.10%	0.25%	3.21%	(4.11%)	(4.26%)
2014	1,763	$19.16	$28.41	$32,602	0.10%	0.25%	2.94%	8.52%	8.36%
2013	1,731	$17.66	$26.22	$29,387	0.10%	0.25%	2.77%	27.86%	27.67%
VIP - Growth
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
2016	349	$112.68	$108.75	$39,239	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	381	$112.69	$108.98	$42,883	0.80%	1.00%	0.25%	6.32%	6.10%
2014	421	$105.99	$102.71	$44,567	0.80%	1.00%	0.18%	10.41%	10.18%
2013	472	$96.00	$93.21	$45,247	0.80%	1.00%	0.29%	35.25%	34.97%
VIP - Growth Investor Class
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
2016	861	$22.79	$32.89	$19,053	0.10%	0.25%	0.00%	0.61%	0.46%
2015	951	$22.65	$21.16	$20,936	0.10%	0.25%	0.21%	6.98%	6.82%
2014	909	$21.17	$30.65	$18,762	0.10%	0.25%	0.14%	11.09%	10.93%
2013	724	$19.06	$27.63	$13,480	0.10%	0.25%	0.24%	36.08%	35.88%
VIP - Overseas
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
2016	186	$42.08	$40.61	$7,834	0.80%	1.00%	1.37%	(5.82%)	(6.01%)
2015	214	$44.68	$43.21	$9,569	0.80%	1.00%	1.47%	2.80%	2.59%
2014	162	$43.46	$42.12	$7,033	0.80%	1.00%	1.30%	(8.81%)	(9.00%)
2013	186	$47.66	$46.28	$8,830	0.80%	1.00%	1.38%	29.39%	29.13%
VIP - Overseas, Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	184	$16.33	$15.98	$2,992	0.80%	1.00%	1.30%	(8.83%)	(9.02%)
2013	201	$17.91	$17.57	$3,603	0.80%	1.00%	1.33%	29.41%	29.15%
VIP - Overseas, Investor Class
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
2016	1,114	$13.82	$19.09	$15,780	0.10%	0.25%	1.35%	(5.24%)	(5.38%)
2015	1,295	$14.59	$14.83	$19,332	0.10%	0.25%	1.44%	3.45%	3.29%
2014	941	$14.10	$19.54	$13,665	0.10%	0.25%	1.22%	(8.26%)	(8.40%)
2013	1,023	$15.37	$21.33	$16,304	0.10%	0.25%	1.55%	30.27%	30.07%
VIP - Investment Grade Bond
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
2016	499	$41.89	$40.43	$20,793	0.80%	1.00%	2.28%	3.90%	3.69%
2015	549	$40.31	$38.99	$22,001	0.80%	1.00%	2.50%	(1.39%)	(1.59%)
2014	603	$40.88	$39.62	$24,540	0.80%	1.00%	2.12%	4.98%	4.77%
2013	657	$38.94	$37.81	$25,442	0.80%	1.00%	2.11%	(2.56%)	(2.76%)
VIP - Investment Grade Bond Investor Class
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%
2016	4,104	$12.17	$15.60	$57,953	0.10%	0.25%	2.50%	4.63%	4.47%
2015	3,416	$11.63	$15.08	$46,694	0.10%	0.25%	2.65%	(0.81%)	(0.96%)
2014	2,975	$11.72	$15.07	$41,581	0.10%	0.25%	2.42%	5.72%	5.57%
2013	2,773	$11.09	$14.28	$36,803	0.10%	0.25%	1.90%	(1.84%)	(1.99%)
VIP - Asset Manager
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
2016	483	$53.49	$51.62	$25,809	0.80%	1.00%	1.40%	2.25%	2.04%
2015	567	$52.32	$50.59	$29,602	0.80%	1.00%	1.53%	(0.66%)	(0.86%)
2014	619	$52.66	$51.03	$32,548	0.80%	1.00%	1.44%	4.99%	4.77%
2013	707	$50.16	$48.70	$35,403	0.80%	1.00%	1.57%	14.78%	14.55%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager Investor Class
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
2016	1,259	$15.20	$21.44	$21,205	0.10%	0.25%	1.33%	2.91%	2.76%
2015	1,445	$14.77	$17.30	$23,806	0.10%	0.25%	1.55%	(0.03%)	(0.18%)
2014	1,286	$14.78	$20.90	$21,456	0.10%	0.25%	1.56%	5.63%	5.47%
2013	1,114	$13.99	$19.82	$18,012	0.10%	0.25%	1.70%	15.51%	15.33%
VIP - Index 500
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
2016	6,801	$23.19	$66.17	$193,210	0.10%	1.00%	1.64%	11.75%	10.74%
2015	5,724	$20.75	$59.75	$151,830	0.10%	1.00%	2.06%	1.23%	0.32%
2014	5,122	$20.50	$59.56	$141,224	0.10%	1.00%	1.80%	13.46%	12.43%
2013	4,258	$18.07	$52.97	$111,019	0.10%	1.00%	2.09%	32.11%	30.92%
VIP - Asset Manager: Growth
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
2016	203	$35.31	$34.08	$7,172	0.80%	1.00%	1.35%	1.64%	1.44%
2015	235	$34.74	$33.59	$8,129	0.80%	1.00%	1.18%	(0.72%)	(0.92%)
2014	248	$34.99	$33.91	$8,681	0.80%	1.00%	1.01%	5.03%	4.82%
2013	283	$33.32	$32.35	$9,407	0.80%	1.00%	1.09%	21.43%	21.19%
VIP - Asset Manager: Growth Investor Class
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
2016	363	$16.38	$23.83	$6,491	0.10%	0.25%	1.30%	2.25%	2.09%
2015	416	$16.02	$17.54	$7,294	0.10%	0.25%	1.24%	(0.09%)	(0.24%)
2014	316	$16.04	$23.40	$5,618	0.10%	0.25%	1.12%	5.68%	5.53%
2013	268	$15.17	$22.17	$4,515	0.10%	0.25%	1.00%	22.18%	22.00%
VIP - Contrafund
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
2016	1,279	$79.68	$76.89	$101,648	0.80%	1.00%	0.81%	7.14%	6.93%
2015	1,390	$74.36	$71.91	$103,102	0.80%	1.00%	1.01%	(0.13%)	(0.34%)
2014	1,565	$74.46	$72.16	$116,160	0.80%	1.00%	0.95%	11.05%	10.82%
2013	1,694	$67.06	$65.11	$113,340	0.80%	1.00%	1.07%	30.24%	29.97%
VIP - Contrafund Investor Class
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
2016	5,336	$21.18	$32.26	$120,133	0.10%	0.25%	0.78%	7.81%	7.64%
2015	5,431	$19.65	$20.80	$113,767	0.10%	0.25%	1.00%	0.49%	0.34%
2014	5,165	$19.55	$29.87	$108,381	0.10%	0.25%	0.95%	11.74%	11.57%
2013	4,801	$17.49	$26.77	$91,008	0.10%	0.25%	1.06%	31.02%	30.83%
VIP - Balanced
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
2016	464	$29.69	$28.65	$13,730	0.80%	1.00%	1.35%	6.40%	6.19%
2015	492	$27.90	$26.98	$13,680	0.80%	1.00%	1.55%	(0.21%)	(0.42%)
2014	511	$27.96	$27.09	$14,226	0.80%	1.00%	1.57%	9.38%	9.16%
2013	520	$25.56	$24.82	$13,242	0.80%	1.00%	1.51%	18.70%	18.46%
VIP - Balanced Investor Class
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%
2016	9,242	$18.06	$26.23	$173,372	0.10%	1.40%	1.32%	7.07%	5.68%
2015	9,297	$16.87	$24.82	$162,070	0.10%	1.40%	1.53%	0.42%	(0.89%)
2014	8,409	$16.80	$25.04	$144,595	0.10%	1.40%	1.54%	10.07%	8.64%
2013	7,746	$15.26	$23.05	$119,875	0.10%	1.40%	1.60%	19.42%	17.87%
VIP - Dynamic Capital Appreciation
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
2016	82	$27.01	$26.30	$2,216	0.80%	1.00%	0.72%	2.05%	1.85%
2015	164	$26.47	$25.82	$4,333	0.80%	1.00%	0.91%	0.49%	0.28%
2014	112	$26.34	$25.75	$2,924	0.80%	1.00%	0.45%	10.04%	9.82%
2013	108	$23.94	$23.44	$2,580	0.80%	1.00%	0.40%	37.43%	37.15%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation Investor Class
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
2016	331	$22.18	$35.16	$7,766	0.10%	0.25%	0.61%	2.71%	2.55%
2015	654	$21.59	$22.70	$14,721	0.10%	0.25%	0.83%	1.12%	0.96%
2014	594	$21.36	$33.96	$13,254	0.10%	0.25%	0.47%	10.68%	10.51%
2013	395	$19.29	$30.73	$8,103	0.10%	0.25%	0.39%	38.38%	38.17%
VIP - Growth & Income
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
2016	474	$34.69	$33.47	$16,370	0.80%	1.00%	1.76%	15.15%	14.92%
2015	522	$30.12	$29.13	$15,683	0.80%	1.00%	2.01%	(3.05%)	(3.25%)
2014	598	$31.07	$30.11	$18,492	0.80%	1.00%	1.76%	9.59%	9.37%
2013	624	$28.35	$27.53	$17,623	0.80%	1.00%	1.90%	32.50%	32.23%
VIP - Growth & Income Investor Class
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
2016	868	$23.64	$32.37	$19,877	0.10%	0.25%	1.71%	15.85%	15.67%
2015	934	$20.40	$19.04	$18,484	0.10%	0.25%	2.01%	(2.42%)	(2.57%)
2014	946	$20.91	$28.72	$19,283	0.10%	0.25%	2.10%	10.22%	10.06%
2013	690	$18.97	$26.10	$12,806	0.10%	0.25%	2.27%	33.38%	33.18%
VIP - Growth Opportunities
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
2016	328	$25.06	$24.19	$8,188	0.80%	1.00%	0.26%	(0.47%)	(0.67%)
2015	515	$25.18	$24.35	$12,932	0.80%	1.00%	0.22%	4.76%	4.55%
2014	393	$24.04	$23.29	$9,406	0.80%	1.00%	0.22%	11.30%	11.08%
2013	442	$21.60	$20.97	$9,517	0.80%	1.00%	0.32%	36.80%	36.52%
VIP - Growth Opportunities Investor Class
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
2016	547	$24.20	$40.06	$12,958	0.10%	0.25%	0.21%	0.15%	0.00%
2015	875	$24.16	$21.63	$20,448	0.10%	0.25%	0.16%	5.44%	5.28%
2014	415	$22.92	$38.05	$9,184	0.10%	0.25%	0.14%	11.98%	11.81%
2013	430	$20.46	$34.03	$8,341	0.10%	0.25%	0.28%	37.63%	37.43%
VIP - Mid Cap
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
2016	744	$41.29	$39.93	$30,606	0.80%	1.00%	0.50%	11.34%	11.11%
2015	840	$37.09	$35.93	$30,973	0.80%	1.00%	0.48%	(2.18%)	(2.38%)
2014	953	$37.91	$36.81	$35,963	0.80%	1.00%	0.24%	5.44%	5.22%
2013	1,148	$35.96	$34.98	$41,172	0.80%	1.00%	0.51%	35.14%	34.87%
VIP - Mid Cap Investor Class
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
2016	2,247	$18.89	$33.61	$49,747	0.10%	0.25%	0.46%	12.02%	11.85%
2015	2,271	$16.87	$21.53	$45,395	0.10%	0.25%	0.44%	(1.57%)	(1.72%)
2014	2,124	$17.13	$30.58	$43,398	0.10%	0.25%	0.19%	6.10%	5.94%
2013	2,046	$16.15	$28.86	$40,271	0.10%	0.25%	0.47%	35.94%	35.74%
VIP - Value Strategies
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%
2016	160	$24.77	$24.12	$3,940	0.80%	1.00%	1.06%	8.75%	8.53%
2015	187	$22.78	$22.22	$4,262	0.80%	1.00%	1.13%	(3.76%)	(3.96%)
2014	210	$23.67	$23.14	$4,958	0.80%	1.00%	0.99%	5.94%	5.73%
2013	245	$22.34	$21.89	$5,469	0.80%	1.00%	0.89%	29.45%	29.19%
VIP - Value Strategies Investor Class
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
2016	383	$20.64	$42.64	$8,234	0.10%	0.25%	1.03%	9.42%	9.26%
2015	456	$18.86	$18.66	$8,934	0.10%	0.25%	1.31%	(3.17%)	(3.31%)
2014	406	$19.47	$40.36	$8,265	0.10%	0.25%	0.94%	6.56%	6.40%
2013	482	$18.28	$37.93	$9,291	0.10%	0.25%	0.94%	30.32%	30.12%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
2016	95	$22.29	$21.61	$2,115	0.80%	1.00%	1.77%	13.18%	12.95%
2015	79	$19.70	$19.13	$1,525	0.80%	1.00%	2.00%	(11.43%)	(11.61%)
2014	136	$22.24	$21.65	$2,993	0.80%	1.00%	1.77%	20.80%	20.56%
2013	120	$18.41	$17.96	$2,199	0.80%	1.00%	2.25%	20.05%	19.81%
VIP - Utilities Investor Class
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
2016	418	$18.94	$23.58	$8,724	0.10%	0.25%	1.92%	13.92%	13.75%
2015	275	$16.63	$20.35	$5,156	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	400	$18.66	$23.30	$8,449	0.10%	0.25%	1.93%	21.52%	21.34%
2013	251	$15.36	$19.20	$4,438	0.10%	0.25%	2.47%	20.80%	20.62%
VIP - Technology
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
2016	451	$25.55	$24.77	$11,502	0.80%	1.00%	0.16%	10.48%	10.26%
2015	330	$23.12	$22.46	$7,615	0.80%	1.00%	0.13%	5.42%	5.20%
2014	394	$21.94	$21.35	$8,604	0.80%	1.00%	0.11%	11.01%	10.79%
2013	318	$19.76	$19.27	$6,278	0.80%	1.00%	0.15%	26.79%	26.53%
VIP - Technology Investor Class
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
2016	973	$22.08	$51.15	$25,187	0.10%	0.25%	0.07%	11.23%	11.06%
2015	875	$19.85	$25.82	$20,713	0.10%	0.25%	0.09%	5.98%	5.82%
2014	730	$18.73	$43.53	$16,246	0.10%	0.25%	0.05%	11.75%	11.58%
2013	476	$16.76	$39.01	$9,919	0.10%	0.25%	0.11%	27.60%	27.41%
VIP - Energy
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
2016	191	$27.70	$26.86	$5,287	0.80%	1.00%	0.75%	32.77%	32.51%
2015	175	$20.87	$20.27	$3,654	0.80%	1.00%	1.13%	(21.18%)	(21.34%)
2014	196	$26.47	$25.77	$5,170	0.80%	1.00%	0.75%	(13.30%)	(13.47%)
2013	260	$30.53	$29.78	$7,937	0.80%	1.00%	0.92%	23.49%	23.24%
VIP - Energy Investor Class
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
2016	807	$15.00	$22.29	$13,030	0.10%	0.25%	0.66%	33.57%	33.37%
2015	751	$11.23	$12.55	$9,125	0.10%	0.25%	1.33%	(20.66%)	(20.78%)
2014	581	$14.16	$21.09	$8,893	0.10%	0.25%	0.87%	(12.73%)	(12.86%)
2013	481	$16.22	$24.21	$8,463	0.10%	0.25%	0.86%	24.26%	24.07%
VIP - Health Care
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
2016	346	$35.39	$34.30	$12,220	0.80%	1.00%	0.13%	(11.15%)	(11.33%)
2015	544	$39.82	$38.68	$21,655	0.80%	1.00%	—	5.52%	5.30%
2014	656	$37.74	$36.73	$24,728	0.80%	1.00%	—	31.77%	31.50%
2013	619	$28.64	$27.93	$17,733	0.80%	1.00%	—	54.88%	54.57%
VIP - Health Care Investor Class
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%
2016	1,359	$30.60	$44.76	$43,449	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	1,881	$34.23	$35.75	$67,602	0.10%	0.25%	—	6.18%	6.02%
2014	1,737	$32.24	$47.29	$59,142	0.10%	0.25%	—	32.59%	32.39%
2013	1,392	$24.31	$35.72	$35,827	0.10%	0.25%	—	55.85%	55.62%
VIP - Financial Services
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
2016	209	$14.32	$13.88	$2,983	0.80%	1.00%	1.02%	17.77%	17.53%
2015	141	$12.16	$11.81	$1,718	0.80%	1.00%	1.13%	(4.46%)	(4.66%)
2014	149	$12.73	$12.39	$1,886	0.80%	1.00%	0.97%	9.99%	9.77%
2013	230	$11.57	$11.28	$2,659	0.80%	1.00%	1.22%	32.79%	32.52%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services Investor Class
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
2016	755	$19.68	$30.81	$11,900	0.10%	0.25%	0.68%	18.39%	18.21%
2015	756	$16.62	$10.38	$10,233	0.10%	0.25%	1.23%	(3.78%)	(3.92%)
2014	579	$17.27	$27.12	$7,834	0.10%	0.25%	1.23%	10.64%	10.48%
2013	511	$15.61	$24.55	$6,233	0.10%	0.25%	1.33%	33.60%	33.40%
VIP - Industrials
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
2016	84	$40.73	$39.48	$3,445	0.80%	1.00%	0.71%	14.94%	14.71%
2015	79	$35.44	$34.42	$2,822	0.80%	1.00%	0.82%	(2.67%)	(2.87%)
2014	103	$36.41	$35.43	$3,736	0.80%	1.00%	0.79%	5.36%	5.14%
2013	126	$34.56	$33.70	$4,360	0.80%	1.00%	0.90%	38.68%	38.40%
VIP - Industrials Investor Class
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
2016	652	$23.27	$40.87	$16,918	0.10%	0.25%	0.62%	15.62%	15.44%
2015	685	$20.12	$25.52	$15,246	0.10%	0.25%	0.82%	(2.07%)	(2.21%)
2014	752	$20.55	$36.20	$16,984	0.10%	0.25%	0.78%	6.05%	5.89%
2013	812	$19.37	$34.19	$17,353	0.10%	0.25%	1.03%	39.58%	39.37%
VIP - Consumer Discretionary
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
2016	77	$25.78	$24.99	$1,978	0.80%	1.00%	0.64%	4.39%	4.18%
2015	202	$24.70	$23.99	$4,985	0.80%	1.00%	0.93%	3.87%	3.66%
2014	87	$23.77	$23.14	$2,065	0.80%	1.00%	0.42%	8.76%	8.54%
2013	135	$21.86	$21.32	$2,937	0.80%	1.00%	0.17%	39.97%	39.69%
VIP - Consumer Discretionary Investor Class
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
2016	518	$24.40	$44.28	$12,810	0.10%	0.25%	0.65%	5.01%	4.86%
2015	646	$23.24	$23.36	$15,336	0.10%	0.25%	0.57%	4.56%	4.40%
2014	338	$22.23	$40.45	$7,746	0.10%	0.25%	0.38%	9.47%	9.31%
2013	516	$20.30	$37.01	$10,728	0.10%	0.25%	0.11%	40.91%	40.70%
VIP - Real Estate
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
2016	135	$34.62	$33.70	$4,679	0.80%	1.00%	1.37%	4.90%	4.69%
2015	142	$33.00	$32.19	$4,694	0.80%	1.00%	1.72%	2.88%	2.67%
2014	161	$32.07	$31.35	$5,144	0.80%	1.00%	1.88%	29.14%	28.88%
2013	166	$24.84	$24.33	$4,119	0.80%	1.00%	1.54%	1.01%	0.81%
VIP - Real Estate Investor Class
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
2016	987	$20.01	$48.57	$21,557	0.10%	0.25%	1.41%	5.54%	5.38%
2015	967	$18.96	$21.61	$20,163	0.10%	0.25%	1.82%	3.54%	3.38%
2014	986	$18.31	$44.58	$19,888	0.10%	0.25%	2.04%	29.89%	29.70%
2013	755	$14.10	$34.37	$11,765	0.10%	0.25%	1.61%	1.71%	1.55%
VIP - Strategic Income
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%
2016	371	$19.02	$18.54	$7,038	0.80%	1.00%	3.59%	7.40%	7.19%
2015	390	$17.71	$17.30	$6,839	0.80%	1.00%	2.69%	(2.41%)	(2.61%)
2014	430	$18.15	$17.76	$7,744	0.80%	1.00%	2.87%	2.77%	2.57%
2013	490	$17.66	$17.32	$8,632	0.80%	1.00%	3.42%	(0.51%)	(0.71%)
VIP - Strategic Income Investor Class
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
2016	4,495	$13.01	$18.86	$70,663	0.10%	0.25%	3.62%	8.06%	7.90%
2015	4,413	$12.04	$16.90	$64,816	0.10%	0.25%	2.74%	(1.76%)	(1.90%)
2014	4,628	$12.25	$17.82	$69,448	0.10%	0.25%	3.06%	3.48%	3.33%
2013	4,502	$11.84	$17.25	$66,295	0.10%	0.25%	3.63%	0.16%	0.01%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	32	$18.28	$17.93	$594	0.80%	1.00%	0.09%	12.67%	12.44%
2013	41	$16.22	$15.95	$655	0.80%	1.00%	0.02%	36.16%	35.88%
VIP - Growth Strategies Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	98	$19.11	$31.82	$1,802	0.10%	0.25%	0.08%	13.48%	13.31%
2013	77	$16.84	$28.08	$1,271	0.10%	0.25%	0.01%	36.86%	36.65%
VIP - International Capital Appreciation
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
2016	100	$15.43	$15.08	$1,536	0.80%	1.00%	0.85%	(3.76%)	(3.95%)
2015	119	$16.03	$15.70	$1,904	0.80%	1.00%	0.60%	(3.16%)	(3.29%)
VIP - International Capital Appreciation Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	111	$15.66	$15.36	$1,734	0.80%	1.00%	0.37%	2.20%	1.99%
2013	85	$15.32	$15.06	$1,292	0.80%	1.00%	0.72%	20.68%	20.43%
VIP - International Capital Appreciation, Investor Class
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
2016	850	$16.24	$30.96	$13,906	0.10%	0.25%	0.86%	(3.11%)	(3.25%)
2015	849	$16.76	$15.88	$14,412	0.10%	0.25%	0.74%	3.05%	2.90%
2014	619	$16.26	$31.09	$10,270	0.10%	0.25%	0.43%	2.80%	2.65%
2013	383	$15.82	$30.29	$6,283	0.10%	0.25%	0.71%	21.38%	21.20%
VIP - Value Leaders (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	34	$15.16	$14.87	$515	0.80%	1.00%	1.21%	12.15%	11.93%
2013	45	$13.52	$13.29	$603	0.80%	1.00%	0.45%	34.09%	33.82%
VIP - Value Leaders Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	144	$18.15	$26.23	$2,470	0.10%	0.25%	1.18%	12.83%	12.66%
2013	156	$16.09	$23.28	$2,382	0.10%	0.25%	0.59%	34.95%	34.75%
VIP - Value
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
2016	129	$19.88	$19.42	$2,555	0.80%	1.00%	0.99%	11.18%	10.96%
2015	143	$17.88	$17.50	$2,543	0.80%	1.00%	1.23%	(1.54%)	(1.74%)
2014	150	$18.16	$17.81	$2,710	0.80%	1.00%	1.51%	10.52%	10.30%
2013	110	$16.43	$16.15	$1,803	0.80%	1.00%	1.16%	31.40%	31.13%
VIP - Value Investor Class
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
2016	614	$22.34	$39.03	$13,526	0.10%	0.25%	1.02%	11.77%	11.60%
2015	605	$19.99	$18.07	$11,990	0.10%	0.25%	1.33%	(0.86%)	(1.00%)
2014	478	$20.16	$35.33	$9,478	0.10%	0.25%	1.46%	11.17%	11.00%
2013	369	$18.14	$31.83	$6,606	0.10%	0.25%	1.16%	32.28%	32.09%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	146	$21.29	$20.88	$3,111	0.80%	1.00%	0.95%	11.69%	11.46%
2013	66	$19.06	$18.74	$1,263	0.80%	1.00%	0.62%	33.80%	33.53%
VIP - Growth Stock Investor Class (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	392	$21.55	$35.00	$8,755	0.10%	0.25%	0.86%	12.41%	12.24%
2013	294	$19.17	$31.18	$5,893	0.10%	0.25%	0.66%	34.60%	34.40%
VIP - Freedom Income
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
2016	75	$14.54	$14.54	$1,084	0.80%	0.80%	1.43%	3.67%	3.67%
2015	71	$14.02	$14.02	$1,002	0.80%	0.80%	1.63%	(1.14%)	(1.14%)
2014	245	$14.18	$14.18	$3,473	0.80%	0.80%	1.48%	2.95%	2.95%
2013	262	$13.78	$13.78	$3,608	0.80%	0.80%	1.69%	4.70%	4.70%
VIP - Freedom Income Investor Class
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
2016	217	$12.70	$15.60	$3,188	0.10%	0.25%	2.42%	4.33%	4.17%
2015	223	$12.18	$14.60	$3,228	0.10%	0.25%	1.37%	(0.47%)	(0.62%)
2014	277	$12.24	$15.07	$4,063	0.10%	0.25%	1.46%	3.70%	3.54%
2013	296	$11.80	$14.56	$4,188	0.10%	0.25%	1.60%	5.32%	5.16%
VIP - Freedom 2005
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
2016	25	$15.68	$15.68	$398	0.80%	0.80%	1.54%	4.16%	4.16%
2015	26	$15.06	$15.06	$384	0.80%	0.80%	1.32%	(1.05%)	(1.05%)
2014	43	$15.22	$15.22	$657	0.80%	0.80%	1.82%	3.46%	3.46%
2013	33	$14.71	$14.71	$490	0.80%	0.80%	2.39%	8.86%	8.86%
VIP - Freedom 2005 Investor Class
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%
2016	263	$14.07	$19.17	$3,943	0.10%	0.25%	1.87%	4.83%	4.68%
2015	194	$13.42	$15.47	$2,834	0.10%	0.25%	1.90%	(0.41%)	(0.56%)
2014	175	$13.48	$18.42	$2,595	0.10%	0.25%	1.42%	4.14%	3.99%
2013	187	$12.94	$17.71	$2,715	0.10%	0.25%	1.82%	9.62%	9.46%
VIP - Freedom 2010
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
2016	64	$16.81	$16.81	$1,084	0.80%	0.80%	1.43%	4.61%	4.61%
2015	75	$16.07	$16.07	$1,211	0.80%	0.80%	1.76%	(1.09%)	(1.09%)
2014	81	$16.25	$16.25	$1,317	0.80%	0.80%	1.30%	3.70%	3.70%
2013	118	$15.67	$15.67	$1,846	0.80%	0.80%	1.90%	12.58%	12.58%
VIP - Freedom 2010 Investor Class
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
2016	318	$15.05	$20.88	$5,513	0.10%	0.25%	1.51%	5.23%	5.07%
2015	343	$14.30	$16.47	$5,631	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	384	$14.36	$20.00	$6,373	0.10%	0.25%	1.54%	4.46%	4.30%
2013	419	$13.75	$19.17	$6,673	0.10%	0.25%	1.79%	13.29%	13.12%
VIP - Freedom 2015
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
2016	106	$17.28	$17.28	$1,828	0.80%	0.80%	1.31%	5.07%	5.07%
2015	186	$16.45	$16.45	$3,052	0.80%	0.80%	1.80%	(1.13%)	(1.13%)
2014	205	$16.64	$16.64	$3,407	0.80%	0.80%	1.59%	3.86%	3.86%
2013	233	$16.02	$16.02	$3,732	0.80%	0.80%	1.82%	13.50%	13.50%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 Investor Class
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
2016	403	$15.34	$21.55	$7,380	0.10%	0.25%	1.50%	5.72%	5.56%
2015	413	$14.51	$16.77	$7,148	0.10%	0.25%	1.56%	(0.44%)	(0.59%)
2014	503	$14.57	$20.54	$8,580	0.10%	0.25%	1.68%	4.54%	4.38%
2013	507	$13.94	$19.67	$8,315	0.10%	0.25%	1.90%	14.24%	14.07%
VIP - Freedom 2020
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
2016	156	$17.43	$17.43	$2,723	0.80%	0.80%	1.50%	5.27%	5.27%
2015	168	$16.56	$16.56	$2,788	0.80%	0.80%	1.85%	(1.07%)	(1.07%)
2014	168	$16.74	$16.74	$2,806	0.80%	0.80%	1.55%	3.99%	3.99%
2013	182	$16.09	$16.09	$2,926	0.80%	0.80%	1.86%	15.09%	15.09%
VIP - Freedom 2020 Investor Class
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
2016	1,118	$15.93	$23.25	$19,636	0.10%	0.25%	1.48%	5.93%	5.77%
2015	1,216	$15.03	$16.78	$19,998	0.10%	0.25%	1.79%	(0.45%)	(0.60%)
2014	1,191	$15.10	$16.88	$20,070	0.10%	0.25%	1.74%	4.65%	4.49%
2013	1,138	$14.43	$21.17	$18,472	0.10%	0.25%	1.99%	15.85%	15.67%
VIP - Freedom 2025
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
2016	77	$18.34	$18.34	$1,412	0.80%	0.80%	1.60%	5.34%	5.34%
2015	64	$17.41	$17.41	$1,109	0.80%	0.80%	1.67%	(0.98%)	(0.98%)
2014	73	$17.58	$17.58	$1,280	0.80%	0.80%	1.69%	4.22%	4.22%
2013	70	$16.87	$16.87	$1,177	0.80%	0.80%	2.71%	18.99%	18.99%
VIP - Freedom 2025 Investor Class
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
2016	582	$16.83	$24.89	$11,130	0.10%	0.25%	1.66%	6.00%	5.84%
2015	553	$15.88	$17.57	$10,086	0.10%	0.25%	1.88%	(0.42%)	(0.57%)
2014	561	$15.95	$23.65	$10,257	0.10%	0.25%	1.82%	4.94%	4.78%
2013	433	$15.20	$22.57	$7,627	0.10%	0.25%	2.04%	19.83%	19.65%
VIP - Freedom 2030
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%
2016	62	$18.19	$18.19	$1,129	0.80%	0.80%	1.46%	5.75%	5.75%
2015	64	$17.20	$17.20	$1,107	0.80%	0.80%	1.69%	(1.03%)	(1.03%)
2014	65	$17.38	$17.38	$1,135	0.80%	0.80%	1.37%	4.12%	4.12%
2013	85	$16.69	$16.69	$1,423	0.80%	0.80%	1.45%	20.69%	20.69%
VIP - Freedom 2030 Investor Class
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
2016	559	$17.25	$25.95	$10,344	0.10%	0.25%	1.11%	6.40%	6.24%
2015	583	$16.21	$17.29	$10,123	0.10%	0.25%	1.65%	(0.42%)	(0.57%)
2014	555	$16.28	$24.56	$9,900	0.10%	0.25%	1.63%	4.72%	4.57%
2013	485	$15.55	$23.49	$8,266	0.10%	0.25%	1.87%	21.60%	21.41%
VIP - Freedom Lifetime Income I
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
2016	113	$16.07	$16.07	$1,822	0.60%	0.60%	1.76%	4.42%	4.42%
2015	130	$15.39	$15.39	$2,008	0.60%	0.60%	2.01%	(0.95%)	(0.95%)
2014	143	$15.54	$15.54	$2,221	0.60%	0.60%	1.73%	4.05%	4.05%
2013	152	$14.93	$14.93	$2,271	0.60%	0.60%	1.81%	9.31%	9.31%
VIP - Freedom Lifetime Income II
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
2016	62	$16.91	$16.91	$1,049	0.60%	0.60%	1.88%	5.27%	5.27%
2015	45	$16.06	$16.06	$721	0.60%	0.60%	1.93%	(0.83%)	(0.83%)
2014	48	$16.20	$16.20	$780	0.60%	0.60%	2.19%	4.43%	4.43%
2013	37	$15.51	$15.51	$569	0.60%	0.60%	1.76%	12.08%	12.08%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income III
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
2016	123	$18.14	$18.14	$2,235	0.60%	0.60%	1.75%	6.19%	6.19%
2015	129	$17.08	$17.08	$2,207	0.60%	0.60%	2.36%	(0.87%)	(0.87%)
2014	96	$17.23	$17.23	$1,662	0.60%	0.60%	2.33%	4.67%	4.67%
2013	67	$16.46	$16.46	$1,105	0.60%	0.60%	63.75%	19.70%	19.70%
VIP - Disciplined Small Cap
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
2016	109	$19.04	$18.64	$2,079	0.80%	1.00%	0.70%	21.70%	21.46%
2015	114	$15.65	$15.34	$1,770	0.80%	1.00%	0.61%	(2.77%)	(2.97%)
2014	94	$16.09	$15.81	$1,502	0.80%	1.00%	0.26%	4.44%	4.23%
2013	199	$15.41	$15.17	$3,054	0.80%	1.00%	0.62%	37.25%	36.97%
VIP - Disciplined Small Cap Investor Class
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
2016	1,032	$25.21	$37.13	$23,607	0.10%	0.25%	0.64%	22.42%	22.24%
2015	874	$20.59	$16.38	$16,375	0.10%	0.25%	0.55%	(2.10%)	(2.25%)
2014	750	$21.03	$16.75	$14,331	0.10%	0.25%	0.33%	5.05%	4.89%
2013	836	$20.02	$29.63	$15,210	0.10%	0.25%	0.52%	38.04%	37.84%
VIP - FundsManager 20%
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
2016	4,291	$12.59	$13.25	$59,943	0.10%	1.00%	1.17%	2.73%	1.81%
2015	4,917	$12.26	$13.01	$66,645	0.10%	1.00%	1.14%	(0.13%)	(1.03%)
2014	5,225	$12.27	$13.15	$70,950	0.10%	1.00%	1.27%	4.02%	3.08%
2013	5,195	$11.80	$12.76	$67,944	0.10%	1.00%	1.18%	5.52%	4.57%
VIP - FundsManager 50%
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
2016	7,394	$14.97	$14.53	$116,515	0.10%	1.00%	1.27%	4.12%	3.18%
2015	7,415	$14.38	$14.08	$112,680	0.10%	1.00%	1.17%	0.04%	(0.86%)
2014	7,136	$14.38	$14.21	$109,141	0.10%	1.00%	1.18%	4.99%	4.05%
2013	6,860	$13.69	$13.65	$100,102	0.10%	1.00%	1.04%	14.78%	13.75%
VIP - FundsManager 60%
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%
2016	10,498	$15.88	$19.79	$160,742	0.10%	1.40%	1.25%	4.68%	3.32%
2015	11,025	$15.17	$19.15	$162,640	0.10%	1.40%	1.08%	0.31%	(0.99%)
2014	10,975	$15.12	$19.34	$162,728	0.10%	1.40%	1.26%	5.30%	3.93%
2013	11,234	$14.36	$18.61	$160,786	0.10%	1.40%	1.20%	18.50%	16.96%
VIP - FundsManager 70%
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
2016	4,983	$16.65	$14.87	$82,243	0.10%	1.00%	1.09%	4.85%	3.91%
2015	5,176	$15.88	$14.31	$81,751	0.10%	1.00%	0.95%	0.39%	(0.52%)
2014	4,965	$15.82	$14.38	$78,430	0.10%	1.00%	1.13%	5.05%	4.10%
2013	5,145	$15.05	$13.82	$77,464	0.10%	1.00%	1.14%	21.63%	20.54%
VIP - FundsManager 85%
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
2016	2,016	$17.68	$14.88	$34,816	0.10%	1.00%	0.93%	5.55%	4.60%
2015	2,066	$16.75	$14.23	$33,906	0.10%	1.00%	1.47%	0.29%	(0.61%)
2014	1,935	$16.70	$14.32	$31,583	0.10%	1.00%	1.02%	5.19%	4.24%
2013	1,736	$15.88	$13.73	$26,863	0.10%	1.00%	0.96%	27.60%	26.45%
VIP - Consumer Staples
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
2016	133	$22.53	$22.10	$2,986	0.80%	1.00%	1.14%	2.89%	2.69%
2015	110	$21.90	$21.52	$2,398	0.80%	1.00%	1.71%	8.58%	8.36%
2014	85	$20.17	$19.86	$1,694	0.80%	1.00%	1.41%	14.74%	14.51%
2013	113	$17.58	$17.34	$1,981	0.80%	1.00%	1.55%	20.83%	20.58%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples Investor Class
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
2016	998	$22.13	$29.53	$23,031	0.10%	0.25%	1.40%	3.57%	3.41%
2015	867	$21.37	$22.82	$19,305	0.10%	0.25%	1.58%	9.30%	9.13%
2014	754	$19.55	$26.16	$15,414	0.10%	0.25%	1.49%	15.40%	15.23%
2013	757	$16.94	$22.71	$13,390	0.10%	0.25%	2.02%	21.67%	21.48%
VIP - Materials
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
2016	47	$17.75	$17.40	$831	0.80%	1.00%	0.90%	11.30%	11.08%
2015	49	$15.94	$15.67	$781	0.80%	1.00%	1.17%	(9.74%)	(9.92%)
2014	71	$17.66	$17.39	$1,241	0.80%	1.00%	0.93%	(0.43%)	(0.63%)
2013	81	$17.74	$17.50	$1,434	0.80%	1.00%	0.89%	21.18%	20.93%
VIP - Materials Investor Class
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
2016	276	$17.28	$37.64	$5,087	0.10%	0.25%	0.89%	11.95%	11.78%
2015	292	$15.43	$16.61	$4,906	0.10%	0.25%	1.24%	(9.18%)	(9.32%)
2014	356	$16.99	$37.13	$6,538	0.10%	0.25%	0.97%	0.21%	0.06%
2013	299	$16.96	$37.11	$5,595	0.10%	0.25%	1.04%	21.95%	21.77%
VIP - Telecommunications
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
2016	102	$15.66	$15.35	$1,606	0.80%	1.00%	1.38%	21.82%	21.58%
2015	54	$12.85	$12.63	$694	0.80%	1.00%	1.33%	1.62%	1.41%
2014	45	$12.65	$12.45	$575	0.80%	1.00%	3.58%	2.67%	2.46%
2013	30	$12.32	$12.15	$374	0.80%	1.00%	1.04%	20.31%	20.07%
VIP - Telecommunications Investor Class
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
2016	350	$21.06	$39.76	$6,603	0.10%	0.25%	1.46%	22.57%	22.39%
2015	174	$17.18	$13.39	$2,648	0.10%	0.25%	1.40%	2.28%	2.13%
2014	128	$16.80	$31.81	$1,993	0.10%	0.25%	3.58%	3.37%	3.22%
2013	126	$16.25	$30.82	$1,860	0.10%	0.25%	2.20%	21.15%	20.97%
VIP - Emerging Markets
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%
2016	33	$7.61	$7.48	$251	0.80%	1.00%	0.34%	2.41%	2.21%
2015	45	$7.43	$7.32	$340	0.80%	1.00%	0.49%	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (5)
2017
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	52	$8.33	$8.22	$429	0.80%	1.00%	0.27%	0.54%	0.34%
2013	61	$8.28	$8.19	$504	0.80%	1.00%	0.53%	3.12%	2.91%
VIP - Emerging Markets Investor Class
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
2016	546	$10.17	$21.14	$5,256	0.10%	0.25%	0.59%	2.96%	2.81%
2015	298	$9.87	$7.71	$2,764	0.10%	0.25%	0.52%	(10.17%)	(10.31%)
2014	263	$10.99	$22.92	$2,725	0.10%	0.25%	0.28%	1.20%	1.05%
2013	237	$10.86	$22.68	$2,448	0.10%	0.25%	0.69%	3.79%	3.64%
VIP - Floating Rate High Income
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
2016	28	$10.62	$10.57	$295	0.80%	1.00%	4.59%	8.31%	8.09%
2015	19	$9.81	$9.78	$189	0.80%	1.00%	4.95%	(0.89%)	(1.09%)
2014	9	$9.90	$9.88	$90	0.80%	1.00%	1.94%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
2016	1,797	$10.82	$10.78	$19,415	0.10%	0.25%	4.35%	9.05%	8.89%
2015	1,305	$9.92	$9.90	$12,927	0.10%	0.25%	3.52%	(0.19%)	(0.34%)
2014	2,087	$9.94	$9.93	$20,736	0.10%	0.25%	2.53%	(0.60%)	(0.70%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Emerging Markets Equity
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
2016	342	$10.03	$23.57	$5,173	0.10%	1.00%	0.49%	6.63%	5.67%
2015	405	$9.41	$22.30	$5,790	0.10%	1.00%	0.81%	(10.78%)	(11.59%)
2014	492	$10.54	$25.22	$7,783	0.10%	1.00%	0.37%	(4.58%)	(5.44%)
2013	575	$11.05	$26.68	$9,679	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
VIF - Emerging Markets Debt
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%
2016	760	$12.74	$31.64	$12,923	0.10%	1.00%	5.42%	10.44%	9.45%
2015	791	$11.54	$28.91	$12,227	0.10%	1.00%	5.30%	(1.21%)	(2.10%)
2014	959	$11.68	$29.53	$14,915	0.10%	1.00%	5.44%	2.82%	1.90%
2013	1,207	$11.36	$28.98	$18,207	0.10%	1.00%	3.99%	(8.84%)	(9.66%)
VIF - Global Strategist
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
2016	326	$14.40	$15.53	$4,691	0.10%	1.00%	0.00%	5.47%	4.52%
2015	367	$13.65	$14.85	$5,021	0.10%	1.00%	1.49%	(6.49%)	(7.33%)
2014	479	$14.60	$16.03	$6,972	0.10%	1.00%	0.85%	2.05%	1.13%
2013	319	$14.31	$15.85	$4,586	0.10%	1.00%	0.11%	15.83%	14.79%
Invesco - V.I. Global Core Equity
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
2016	228	$14.79	$17.55	$3,235	0.10%	1.00%	1.05%	6.71%	5.75%
2015	238	$13.86	$16.60	$3,166	0.10%	1.00%	1.34%	(1.52%)	(2.41%)
2014	235	$14.08	$17.01	$3,202	0.10%	1.00%	1.88%	0.59%	(0.32%)
2013	265	$13.99	$17.06	$3,637	0.10%	1.00%	2.00%	22.38%	21.28%
WFF - VT Discovery
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	0.00%	28.10%	27.84%
2016	87	$37.26	$35.96	$3,250	0.80%	1.00%	0.00%	6.78%	6.57%
2015	94	$34.90	$33.74	$3,271	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	105	$35.70	$34.59	$3,738	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	117	$35.86	$34.82	$4,162	0.80%	1.00%	0.01%	42.65%	42.36%
WFF - VT Opportunity
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
2016	38	$39.31	$37.94	$1,485	0.80%	1.00%	2.08%	11.33%	11.11%
2015	43	$35.31	$34.15	$1,501	0.80%	1.00%	0.13%	(3.86%)	(4.05%)
2014	45	$36.73	$35.59	$1,672	0.80%	1.00%	0.06%	9.54%	9.32%
2013	52	$33.53	$32.56	$1,723	0.80%	1.00%	0.20%	29.63%	29.37%
Lazard - Retirement Emerging Markets
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
2016	1,014	$10.51	$13.21	$12,680	0.10%	1.00%	1.52%	21.00%	19.91%
2015	864	$8.68	$11.01	$8,927	0.10%	1.00%	1.27%	(19.98%)	(20.70%)
2014	1,010	$10.85	$13.89	$13,470	0.10%	1.00%	1.98%	(4.48%)	(5.34%)
2013	1,070	$11.36	$14.67	$14,934	0.10%	1.00%	1.51%	(1.11%)	(2.00%)
PVIT - Commodity Real Return
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
2016	341	$6.06	$5.80	$2,053	0.10%	1.00%	1.15%	15.04%	14.00%
2015	239	$5.27	$5.09	$1,252	0.10%	1.00%	4.47%	(25.78%)	(26.45%)
2014	256	$7.09	$6.92	$1,807	0.10%	1.00%	0.36%	(18.51%)	(19.24%)
2013	238	$8.71	$8.57	$2,074	0.10%	1.00%	1.73%	(14.79%)	(15.55%)
PVIT - Low Duration
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
2016	3,749	$10.99	$10.91	$42,319	0.10%	1.00%	1.49%	1.30%	0.39%
2015	4,123	$10.85	$10.86	$45,985	0.10%	1.00%	3.39%	0.21%	(0.69%)
2014	4,587	$10.82	$10.94	$51,190	0.10%	1.00%	1.12%	0.75%	(0.16%)
2013	5,451	$10.74	$10.96	$60,298	0.10%	1.00%	1.46%	(0.24%)	(1.13%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
2016	1,704	$11.57	$12.04	$20,809	0.10%	1.00%	2.27%	5.09%	4.14%
2015	1,644	$11.01	$11.56	$19,153	0.10%	1.00%	3.78%	(2.80%)	(3.68%)
2014	2,087	$11.33	$12.00	$25,019	0.10%	1.00%	1.42%	2.99%	2.06%
2013	2,603	$11.00	$11.76	$30,436	0.10%	1.00%	1.26%	(9.31%)	(10.13%)
PVIT - Total Return
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%
2016	3,826	$11.89	$12.20	$47,792	0.10%	1.00%	2.08%	2.57%	1.65%
2015	3,978	$11.59	$12.00	$48,412	0.10%	1.00%	4.91%	0.35%	(0.56%)
2014	4,299	$11.55	$12.07	$52,349	0.10%	1.00%	2.16%	4.17%	3.24%
2013	5,296	$11.08	$11.69	$62,151	0.10%	1.00%	2.17%	(2.06%)	(2.94%)
Blackrock - Global Allocation V.I.
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
2016	2,649	$12.21	$11.69	$32,174	0.10%	1.00%	1.04%	3.85%	2.92%
2015	3,288	$11.76	$11.36	$38,481	0.10%	1.00%	1.01%	(0.97%)	(1.86%)
2014	3,196	$11.87	$11.58	$37,821	0.10%	1.00%	2.06%	1.86%	0.95%
2013	2,911	$11.65	$11.47	$33,846	0.10%	1.00%	1.59%	14.44%	13.41%
FTVIP - Templeton Global Bond
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	0.00%	1.82%	1.11%
2016	1,136	$10.96	$10.50	$12,398	0.10%	1.00%	0.00%	2.84%	1.91%
2015	1,459	$10.66	$10.30	$15,498	0.10%	1.00%	8.01%	(4.40%)	(5.26%)
2014	1,804	$11.15	$10.88	$20,057	0.10%	1.00%	4.97%	1.73%	1.02%
2013	1,535	$10.96	$10.79	$16,796	0.10%	1.00%	5.30%	1.53%	0.61%
FTVIP - Franklin U.S. Gov't Securities
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%
2016	645	$10.34	$10.00	$6,648	0.10%	0.80%	2.49%	0.56%	(0.14%)
2015	642	$10.28	$10.02	$6,588	0.10%	0.80%	2.45%	0.37%	(0.33%)
2014	400	$10.25	$10.05	$4,093	0.10%	0.80%	2.48%	3.28%	2.56%
2013	323	$9.92	$9.80	$3,198	0.10%	0.80%	3.02%	(2.34%)	(3.02%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

  Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

  Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

  Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts constituting Empire Fidelity Investments Variable Annuity Account A indicated in the table below (hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Asset Manager - Initial Class

Fidelity VIP Asset Manager - Investor Class

Fidelity VIP Asset Manager: Growth - Initial Class

Fidelity VIP Asset Manager: Growth - Investor Class

Fidelity VIP Balanced - Initial Class

Fidelity VIP Balanced - Investor Class

Fidelity VIP Consumer Discretionary - Initial Class

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Basis for Opinions

These financial statements are the responsibility of the sub-accounts' management. Our responsibility is to express an opinion on the sub-accounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the sub-accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agent or custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2018

We have served as the auditor of one or more sub-accounts in Empire Fidelity Investments Variable Annuity Account A since 1991.

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0218

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
for the years ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company:

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company, which comprise the balance sheets as of December 31, 2017 and December 31, 2016, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2017.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2017 and December 31, 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2018

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2017	2016

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $204,493 in 2017 and $199,968 in 2016)	$205,267	$198,607
Policy loans	37	39
Total Investments	205,304	198,646

Cash and cash equivalents	6,791	6,819
Accrued investment income	1,629	1,512
Deferred policy acquisition costs	56,641	53,299
Reinsurance deposit and receivables	33,496	34,804
Other assets	1,897	1,599
Separate account assets	2,713,700	2,371,535
Total Assets	3,019,458	2,668,219

LIABILITIES
Future contract and policy benefits	61,469	65,224
Contract holder deposit funds	98,929	100,560
Payable to parent and affiliates, net	816	1,102
Other liabilities and accrued expenses	3,828	3,048
Investment trades payable	369	—
Deferred tax liability, net	5,330	6,828
Income taxes payable	576	73
Separate account liabilities	2,713,700	2,371,535
Total Liabilities	2,885,017	2,548,370

Commitments and Contingencies (Note 11)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	544	(876)
Retained earnings	118,397	105,220
Total Stockholder's Equity	134,441	119,844
Total liabilities and stockholder's equity	$3,019,458	$2,668,214

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2017	2016	2015
Revenues
Fees charged to contract holders	$10,116	$9,536	$10,151
Interest on reinsurance deposit	1,246	1,794	2,040
Net investment income	4,657	3,729	2,596
Fund administration fees (1)	6,752	6,174	6,329
Premiums, net	701	743	782
Gain from reinsurance recapture	—	9,672	—
Net realized investment (losses) gains:
Net realized investment (losses) gains on sales	(207)	328	185

Total revenues	23,265	31,976	22,083

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	5,216	6,023	6,503
Contract and policy benefits and expenses	4,943	18,247	5,401

Total benefits and expenses	10,159	24,270	11,904

Income before income taxes	13,106	7,706	10,179

Income tax (benefit) expense	(71)	1,744	3,012
Net Income	13,177	5,962	7,167

Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	1,836	(697)	(1,021)
Reclassification adjustment for net realized gains (losses) included in net income	207	(328)	(185)
(Provision) benefit for income taxes related to items of other comprehensive (loss) income	(623)	359	422
Other comprehensive income (loss), net of tax	1,420	(666)	(784)
Comprehensive income	$14,597	$5,296	$6,383

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2017, 2016, and 2015

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2014	$2,000	$13,500	$574	$92,091	$108,165

Comprehensive income:
Net Income	—	—	—	7,167	7,167
Other comprehensive (loss) income	—	—	(784)	—	(784)

Balance at December 31, 2015	$2,000	$13,500	$(210)	$99,258	$114,548

Comprehensive income:
Net Income	—	—	—	5,962	5,962
Other comprehensive (loss) income	—	—	(666)	—	(666)

Balance at December 31, 2016	$2,000	$13,500	$(876)	$105,220	$119,844

Comprehensive income:
Net Income	—	—	—	13,177	13,177
Other comprehensive income (loss)	—	—	1,420	—	1,420

Balance at December 31, 2017	$2,000	$13,500	$544	$118,397	$134,441
The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2017	2016	2015
Cash flows provided by (used for) operating activities:
Net income	$13,177	$5,962	$7,167
Adjustments to reconcile net income to cash provided by operating activities:
Proceeds from reinsurance recapture	—	55,397	—
Gain from reinsurance recapture	—	(9,672)	—
Amortization	401	497	438
Net realized investment (gains) losses on sales	207	(328)	(185)
(Benefit) provision for deferred taxes	(2,121)	(3,020)	798
Change in assets and liabilities:
Accrued investment income	(117)	(561)	(169)
Deferred policy acquisition costs, net of amortization	(3,434)	(1,430)	(1,906)
Future contract and policy benefits, net	7,340	18,941	6,624
Reinsurance deposit and receivables	1,308	1,393	4,903
Payable to parent and affiliates, net	(286)	567	(322)
Income taxes	503	664	1,614
Other assets and other liabilities, net	477	(4)	(180)

Net cash provided by operating activities	17,455	68,406	18,782

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(85,141)	(197,296)	(85,975)
Proceeds from sales of debt securities	75,148	131,136	70,605
Proceeds from maturities and calls of debt securities	4,860	2,503	2,439
Investment trades payable/ receivable, net	374	(5)	(257)
Change in policy loans	2	(2)	—

Net cash used for investing activities	(4,757)	(63,664)	(13,188)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	139,933	107,865	157,217
Net transfers from/ (to) separate accounts	29,240	48,436	2,777
Withdrawals from variable annuity contracts	(176,273)	(157,491)	(158,251)
Withdrawals from fixed annuity contracts	(5,626)	(6,191)	(6,450)

Net cash used for financing activities	(12,726)	(7,381)	(4,707)

Net (decrease) increase in cash and cash equivalents	(28)	(2,639)	887

Cash and cash equivalents:
Beginning of year	6,819	9,458	8,571
End of year	$6,791	$6,819	$9,458

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.
The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Morgan Stanley Variable Insurance funds, Inc., Invesco Advisers Inc., and the Lazard Retirement Series, Inc.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.
Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $6,632 and $6,900 at December 31, 2017, and 2016, respectively. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $1,919 and $637 at December 31, 2017, and 2016, respectively.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which comprise mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded to Deferred Policy Acquisition (DAC) amortization and, if necessary, a premium deficiency reserve is established.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.5% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced must be written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2017, 2016, or 2015.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.
Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements
In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects expected credit losses. The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the financial statements.
In February 2016, the FASB issued new guidance on accounting for leases. This guidance primarily impacts lessees and requires them to account for leases as finance or operating leases. Both leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The new guidance will be effective for the Company beginning January 1, 2019. Adoption is not expected to have a material impact on the financial statements.
In January 2016, the FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method and consolidated entities) must be measured at fair value through net income and separate presentation of financial assets and financial liabilities by measurement category and form is required, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The new guidance will be effective for the Company beginning January 1, 2018, and its adoption is not expected to have a material impact on the financial statements.
In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The guidance will be effective for the Company beginning January 1, 2018, and its adoption is not expected to have a material impact on the financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Death Benefits (GMDB) (continued):
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2017	2016
Beginning Balance	$253	$288
Change in benefit ratio estimate	(75)	(107)
Interest on reserve	12	16
Claims paid	(57)	(128)
Accrual of benefit ratio	67	184
Ending Balance	$200	$253

The reinsurance recoverables associated with the GMDB were $200 and $252 at December 31, 2017 and 2016, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 65% of the 1994 Variable Annuity GMDB Mortality Table.

•	The base lapse rate assumption varies from 5.0% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•	The annual lapse rate for anticipated internal replacements is 2.2%.

•	The discount rate is 6.83%.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Death Benefits (GMDB) (continued):
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2017 and 2016. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2017	2016
Net deposits paid
Account value	$506,648	$475,519
Net amount at risk	$7,729	$9,241
Average attained age of contract holders	68	67
Ratchet (highest historical account value at specified anniversary dates)
Account value	$28,463	$27,202
Net amount at risk	$2,088	$2,860
Average attained age of contract holders	72	71
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit (GMWB) feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (GWB) value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (1) withdrawals if the youngest annuitant is under age 59½, (2) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2017	2016
Beginning Balance	$230	$255
Change in benefit ratio estimate	(44)	(55)
Interest on reserve	10	10
Accrual of benefit ratio	16	20
Ending Balance	$212	$230
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB was no longer offered. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
Guaranteed Minimum Withdrawal Benefits (GMWB) (continued):
The reinsurance recoverables associated with the GMWB were $205 and $223 at December 31, 2017, and 2016, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 11 ½ years from issue and age 59 ½.

•	The mortality assumption is the Annuity 2000 Mortality Table.

•	The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.
The table below displays the account value and guaranteed withdrawal values at December 31, 2017, and 2016:

	Years Ended December 31,
	2017	2016
Account value	$147,488	$145,360
GWB value	$148,464	$157,725
Average attained age of contract holders	76	75
4. INVESTMENTS:
The sources of net investment income were as follows:

	Years Ended December 31,
	2017	2016	2015

Debt securities	$5,466	$4,440	$3,215
Cash and cash equivalents	31	25	4
Other	3	2	2
Total investment income	5,500	4,467	3,221
Less: investment expenses	843	738	625
Net investment income	$4,657	$3,729	$2,596

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2017	2016	2015

Debt securities:
Gross realized gains	$366	$936	$410
Gross realized losses	(573)	(608)	(225)
Total realized investment (losses) gains	$(207)	$328	$185
There were no realized investment losses as a result of other than temporary impairments in 2017, 2016 or 2015. There were no debt securities that were non-income producing for 2017, 2016 or 2015, respectively.
Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2017	2016

Debt securities	$774	$(1,361)
DAC	(79)	13
Deferred income tax expense (benefit)	(151)	472
	$544	$(876)

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2017, were as follows:

	2017
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$33,817	$(316)	8	$9,089	$(229)	5	$42,906	$(545)	13
Corporate debt securities	38,474	(158)	123	28,125	(427)	64	66,599	(585)	187
Mortgage and asset backed securities	1,976	(9)	12	269	(5)	3	2,245	(14)	15
Total	$74,267	$(483)	143	$37,483	$(661)	72	$111,750	$(1,144)	215

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	17	—	1	24	—	1	41	—	2
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—
Total	$17	$—	1	$24	$—	1	$41	$—	2
Debt securities that have been in a continuous unrealized loss position as of December 31, 2016, were as follows:

	2016
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury and U.S. Government agency securities	$38,049	$(857)	15	$—	$—	—	$38,049	$(857)	15
Corporate debt securities	75,183	(1,604)	194	2,179	(11)	9	77,362	(1,615)	203
Mortgage and asset backed securities	1,369	(11)	5	964	(38)	12	2,333	(49)	17
Total	$114,601	$(2,472)	214	$3,143	$(49)	21	$117,744	$(2,521)	235

Below Investment grade debt securities:
U.S. Treasury and U.S. Government agency securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	1,546	(9)	4	356	(4)	6	1,902	(13)	10
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—
Total	$1,546	$(9)	4	$356	$(4)	6	$1,902	$(13)	10

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The Company evaluates declines in fair values below cost for its investments. Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2017, and 2016. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2017. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2017, were as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$45,336	$9	$(544)	$—	$44,801
Corporate and other debt securities	156,777	1,909	(585)	—	$158,101
Mortgage and asset backed securities	2,380	—	(15)	—	2,365
Total debt securities	$204,493	$1,918	$(1,144)	$—	$205,267

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2016, were as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$43,932	$26	$(857)	$—	$43,101
Corporate and other debt securities	152,586	1,145	(1,628)	—	$152,103
Mortgage and asset backed securities	3,450	2	(49)	—	3,403
Total debt securities	$199,968	$1,173	$(2,534)	$—	$198,607
During 2017 and 2016, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities at December 31, 2017, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$17,812	$17,819
Due after 1 year through 5 years	106,298	106,484
Due after 5 years through 10 years	58,555	58,590
Due after 10 years	19,448	20,009
Mortgage and asset backed securities	2,380	2,365
	$204,493	$205,267
At December 31, 2017, and 2016, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2017, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $397 and $396 respectively. At December 31, 2016, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $395 and $398 respectively.
5. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•
Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2017
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$44,801	$—	$—	$44,801
Corporate and other debt securities	—	158,101	—	158,101
Mortgage and asset backed securities	—	2,365	—	2,365
Total available-for-sale debt securities	44,801	160,466	—	205,267
Cash equivalents	6,632	—	—	6,632
Subtotal excluding separate account assets	51,433	160,466	—	211,899
Separate account assets	2,713,700	—	—	2,713,700
Total	$2,765,133	$160,466	$—	$2,925,599

	December 31, 2016
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S. Government agency securities	$43,074	$27	$—	$43,101
Corporate and other debt securities	—	152,103	—	152,103
Mortgage and asset backed securities	—	3,403	—	3,403
Total available-for-sale debt securities	43,074	155,533	—	198,607
Cash equivalents	6,900	—	—	6,900
Subtotal excluding separate account assets	49,974	155,533	—	205,507
Separate account assets	2,371,535	—	—	2,371,535
Total	$2,421,509	$155,533	$—	$2,577,042

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
There were no Level 3 assets held by the Company during 2017 or 2016. There were no transfers into or out of Level 3 during 2017 or 2016.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2017		December 31, 2016
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Policy loans	37	37	39	39
Reinsurance deposit and receivables	33,496	35,371	34,804	37,154
	$33,533	$35,408	$34,843	$37,193

Financial Liabilities:
Contract holder deposit funds	$98,929	$102,284	$100,560	$104,844
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2017	2016	2015
Current:
Federal	$1,964	$4,737	$2,187
State	86	27	27
	2,050	4,764	2,214
Deferred:
Federal	(2,121)	(3,020)	798

Income tax (benefit) expense	$(71)	$1,744	$3,012
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.
Significant components of the Company's net deferred tax liability were as follows:

	Years Ended December 31,
	2017	2016
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(8,918)	$(13,640)
Contract holder reserves	5,522	6,116
Contract holder reserves - TCJA Transition Adjustment	(1,862)	—
Unrealized gains on available-for-sale securities	(163)	476
Deferred revenue	110	202
Other, net	(19)	18
Net deferred tax liability	$(5,330)	$(6,828)
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2017	2016	2015

Tax provision at U.S. Federal statutory rate	$4,587	$2,697	$3,563
Impact of the Tax Cuts and Jobs Act	(3,461)	—	—
Dividends received deduction	(1,067)	(786)	(633)
Other, net	(130)	(167)	82
Income tax (benefit) expense	$(71)	$1,744	$3,012
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provides for the computation of life insurance tax reserves; and (iv) provides for new capitalization percentages and amortization period for deferred acquisition costs.
The Company's net deferred tax liability balances at December 31, 2017 were re-measured using the 21% corporate tax rate under the TCJA as cumulative temporary differences reverse in the future. The re-measurement resulted in a decrease to net deferred tax liabilities of approximately $3,461.
The effects of tax legislation are recognized in the period of enactment. The Company has not completed its analysis of the effects of the TCJA. However, the Company provided a reasonable, provisional estimate of the tax effect related to life insurance tax reserves under the TCJA given the complexity of the computation as well as limited technical tax guidance. As the Company completes its analysis of the TCJA, these provisional amounts could change.
The Company paid FILI net federal and state income taxes of $1,548, $4,078, and $600 in 2017, 2016, and 2015 respectively, related to the Company’s separate-company basis.
The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.
The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2014. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.
The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.
7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2017, 2016 or 2015, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2017	2016	2015

Statutory net income	$6,431	$11,620	$4,421
Statutory surplus	$83,147	$79,140	$76,851
8.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds. The Company earned fees of $5,968, $5,401 and $5,485 in 2017, 2016 and 2015, respectively, under these agreements. These fees are included in fund administration fees in the Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $4,189, $3,230, and $4,711 in 2017, 2016, and 2015, respectively.
The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred expenses of $3,555, $3,255, and $2,969 with FILI and $585, $561, and $537 with FMR LLC and its subsidiaries in 2017, 2016, and 2015 respectively. Intercompany balances are settled within 30 days.
The Company has an agreement with Fidelity Institutional Asset Management Trust Company to provide investment and managerial advice. The Company incurred charges of $585, $512, and $390 in 2017, 2016, and 2015 respectively for such services.
FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $153, $131, and $122 in 2017, 2016, and 2015, respectively.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2017	2016	2015
Underwriting, acquisition and insurance expenses:
Commissions, gross	$4,189	$3,230	$4,711
Compensation and benefits	1,730	1,633	1,563
Capitalization of deferred policy acquisition costs	(4,197)	(3,255)	(4,716)
Amortization of deferred policy acquisition costs	763	1,825	2,809
Rent expenses	132	121	105
Taxes, licenses and fees	154	220	178
General insurance expenses	2,445	2,249	1,853

Total underwriting, acquisition and insurance expenses	$5,216	$6,023	$6,503
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2017, 2016 and 2015, the Company decreased amortization by $2,818, $1,730, and $1,421 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
10. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the Balance Sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%.
Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.
The Company had entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product with Genworth Life Insurance Company of New York (“GLICNY”). Sales of this product were discontinued in May 2008. The receivable had been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
annuity contracts with no life contingencies was accounted for as a deposit liability and recorded in contract holder deposit funds. Under this reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with GLICNY that reinsured the fixed guaranteed income annuity product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before-tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Statement of Comprehensive Income of $0, $11,445, and $0 for the years ended December 31, 2017, 2016, and 2015, respectively.
Financial information related to the coinsurance agreement is as follows:

	Years Ended December 31,
	2017	2016
Reinsurance deposits and receivables:
Principal Life Insurance Company	$28,919	$30,185

Contract holder deposit funds and future contract and policy benefits	$29,159	$30,439

Interest on reinsurance deposit	$1,204	$1,761

Contract and policy benefits and expenses	$1,071	$1,289
The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2017	2016	2015

Direct life premiums	$1,084	$1,131	$1,149
Reinsurance ceded, net of ceding expense allowance	(383)	(388)	(367)
Net premiums	$701	$743	$782

Direct contract and policy benefits	$8,245	$21,676	$10,268
Reinsurance ceded, net of reinsurance premiums	(3,302)	(3,429)	(4,867)
Net contract and policy benefits	$4,943	$18,247	$5,401
11. COMMITMENTS AND CONTINGENCIES:
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

11. COMMITMENTS AND CONTINGENCIES (CONTINUED):
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 25, 2018 and did not identify any events that would require adjustments to, or disclosure in, the financial statements.

26

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2017.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2017.

Statement of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2017 and 2016.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2017 and 2016.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016, and 2015.

Statements of Changes in Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016, and 2015.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2017, 2016, and 2015.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4)(a) Variable Income Annuity Qualified Policy. (Note 2)

(4)(b) Variable Income Annuity Non-qualified Policy. (Note 2)

(5) Application for Variable Income Annuity. (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Empire Fidelity Investments Life.  (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life.  (Note 1)

(7) Not Applicable

(8)                                 (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life.  (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Legal opinion and consent of Lance A. Warrick filed herein as exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Powers of Attorney

(a)           Power of Attorney for William J. Johnson, Jr. (Note 4)

(b)           Power of Attorney for Norman L. Ashkenas (Note 4)

(c)           Power of Attorney for Malcolm MacKay (Note 4)

(d)           Power of Attorney for Peter G. Johannsen (Note 4)

(e)           Power of Attorney for Kathleen A. Murphy (Note 4)

(f)            Power of Attorney for Rodney R. Rohda (Note 4)

(g)           Power of Attorney for Roger T. Servison (Note 4)

(h)           Power of Attorney for Floyd L. Smith (Note 4)

(i)            Power of Attorney for Sriram Subramaniam (Note 4)

(j)            Power of Attorney for Miles Mei (Note 4)

(k)           Power of Attorney for Nancy D. Prior filed herewith

(l)            Power of Attorney for Jane P. Jamieson filed herewith

(14)         (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 3)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 3)

(Note 1)  Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2)  Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement No. 333-130942, filed electronically on March 30, 2006, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376 filed electronically on April 27, 1997 on behalf of Empire Fidelity Investments Annuity Account A.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 29, 2016.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors

David A. Golino,	Senior Vice President and Chief Financial Officer
Joshua M. Deakin,	Vice President, Client Services

Richard S. Rowland,	Vice President, Channel Development

Miles Mei,	Treasurer
Maryann P. Crews,	Illustration Actuary
Robert K. Leach,	Appointed Actuary

Robert G. Regan	Chief Risk Officer

Felicia F. Tierney,	Vice President, Human Resources
Brian N. Leary,	Vice President, Consumer Services Officer and Chief Compliance Officer
Lance A. Warrick,	Vice President, General Counsel and Secretary

The principal business address for each person listed in item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 29, 2018, there were 104 Qualified Contracts and 12 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, President and Chief Executive Officer
	Kevin M. Barry	Director

David Canter	Director

Kathleen Murphy	Director

Jeffrey Devolder	Director

Richard Lyons	Senior Vice President and Treasurer

Eric C. Green	Assistant Treasurer
David Forman	Secretary and Chief Legal Officer
Peter D. Stahl	Assistant Secretary
Norman Ashkenas	Chief Compliance Officer

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2017, 2016, and 2015 were $3,555,235, $3,225,240, and $2,969,087 respectively.

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 27th day of April 2018.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2018.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Floyd L. Smith	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *	Director	)	(Attorney-in-Fact)*
Peter G. Johnannsen		)
)
/s/ *	Director	)
Jane P. Jamieson		)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)

/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
		) By:	/s/ Lance A. Warrick
/s/ *		)	Lance A. Warrick
Norman L. Ashkenas	Director	)	(Attorney-in-Fact)*
)
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)